Not FDIC Insured May Lose Value No Bank Guarantee
39362-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Consolidated Schedule of
Investments (unaudited)
Putnam Multi-Asset Income Fund 2
Notes to Consolidated Schedule of Investments 65

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), May 31, 2026
Putnam Multi-Asset Income Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 28.0%
Aerospace & Defense 0.3%
Airbus SE ......................................... France 1,268 $ 264,793
a
Astronics Corp. ..................................... United States 552 48,024
a
Firefly Aerospace, Inc. ................................ United States 1,110 51,604
General Dynamics Corp. .............................. United States 575 199,421
General Electric Co. ................................. United States 581 188,105
a
Kratos Defense & Security Solutions, Inc. ................. United States 167 10,710
Leonardo SpA ...................................... Italy 904 57,409
Lockheed Martin Corp. ............................... United States 4,879 2,588,066
Moog, Inc., A ....................................... United States 43 15,479
Rheinmetall AG ..................................... Germany 61 91,840
Rolls-Royce Holdings plc ............................. United Kingdom 11,879 213,725
RTX Corp. ........................................ United States 1,138 204,453
Safran SA ......................................... France 289 102,783
a
V2X, Inc. .......................................... United States 294 24,440
4,060,852
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 2,221 132,277
FedEx Corp. ....................................... United States 496 204,228
Hub Group, Inc., A ................................... United States 591 24,550
United Parcel Service, Inc., B .......................... United States 17,758 1,894,601
2,255,656
Automobile Components 0.1%
a
Adient plc ......................................... United States 905 20,688
Dana, Inc. ......................................... United States 1,725 61,082
Denso Corp. ....................................... Japan 3,800 45,210
a
Gentherm, Inc. ..................................... United States 353 12,246
a
Strattec Security Corp. ............................... United States 138 11,034
Sumitomo Electric Industries Ltd. ....................... Japan 5,600 431,932
Visteon Corp. ...................................... United States 508 60,091
642,283
Automobiles 1.0%
Ford Motor Co. ..................................... United States 194,501 3,392,097
Honda Motor Co. Ltd. ................................ Japan 36,000 323,495
Mercedes-Benz Group AG ............................ Germany 4,572 277,603
a
Stellantis NV ....................................... United States 9,538 75,806
a
Stellantis NV ....................................... United States 4,035 32,201
a
Tesla, Inc. ......................................... United States 8,431 3,674,145
Toyota Motor Corp. .................................. Japan 26,700 505,103
8,280,450
Banks 1.5%
b
ABN AMRO Bank NV, CVA, Reg S ...................... Netherlands 4,082 162,224
AIB Group plc ...................................... Ireland 23,201 273,027
Amalgamated Financial Corp. .......................... United States 579 24,017
Ameris Bancorp .................................... United States 123 10,370
ANZ Group Holdings Ltd. ............................. Australia 2,993 75,781
Associated Banc-Corp. ............................... United States 343 9,539
a
Axos Financial, Inc. .................................. United States 289 25,117
Banc of California, Inc. ............................... United States 577 11,090
Banca Monte dei Paschi di Siena SpA .................... Italy 23,541 253,186
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 13,419 313,423
Banco BPM SpA .................................... Italy 18,114 284,592
Banco de Sabadell SA ............................... Spain 66,680 225,450
Bank Leumi Le-Israel BM ............................. Israel 1,363 34,486
Bank of America Corp. ............................... United States 4,011 206,968

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank of Hawaii Corp. ................................ United States 334 $ 25,584
BankUnited, Inc. .................................... United States 235 10,902
Banner Corp. ...................................... United States 141 9,165
BNP Paribas SA .................................... France 5,425 584,776
BOC Hong Kong Holdings Ltd. ......................... China 36,500 223,027
CaixaBank SA ...................................... Spain 35,723 482,317
Carter Bankshares, Inc. ............................... United States 405 11,057
Cathay General Bancorp .............................. United States 988 56,968
Central Pacific Financial Corp. ......................... United States 563 19,345
Citigroup, Inc. ...................................... United States 2,369 298,257
Citizens Financial Group, Inc. .......................... United States 3,263 203,154
Credit Agricole SA ................................... France 13,188 254,083
a
Customers Bancorp, Inc. .............................. United States 669 50,269
CVB Financial Corp. ................................. United States 551 11,218
Danske Bank A/S ................................... Denmark 4,010 210,930
DBS Group Holdings Ltd. ............................. Singapore 2,400 118,219
Enterprise Financial Services Corp. ...................... United States 474 28,729
Financial Institutions, Inc. ............................. United States 299 10,833
First Bancorp ...................................... United States 2,375 56,952
First Financial Corp. ................................. United States 165 11,415
First Horizon Corp. .................................. United States 7,900 191,417
First Merchants Corp. ................................ United States 135 5,440
Flushing Financial Corp. .............................. United States 1,004 16,034
Hancock Whitney Corp. ............................... United States 674 45,913
Hanmi Financial Corp. ................................ United States 574 17,289
Hilltop Holdings, Inc. ................................. United States 1,062 40,059
Hope Bancorp, Inc. .................................. United States 1,210 15,173
HSBC Holdings plc .................................. United Kingdom 51,661 970,103
Independent Bank Corp. .............................. United States 366 12,561
Intesa Sanpaolo SpA ................................. Italy 75,342 509,166
JPMorgan Chase & Co. ............................... United States 686 205,327
KeyCorp .......................................... United States 9,544 203,574
Mercantile Bank Corp. ................................ United States 207 10,969
Metropolitan Bank Holding Corp. ........................ United States 130 11,638
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 18,700 351,445
National Bank Holdings Corp., A ........................ United States 675 28,235
Nordea Bank Abp ................................... Finland 24,447 468,402
Northrim BanCorp, Inc. ............................... United States 407 10,057
Northwest Bancshares, Inc. ............................ United States 727 10,287
OFG Bancorp ...................................... United States 648 29,523
Origin Bancorp, Inc. ................................. United States 247 11,772
Oversea-Chinese Banking Corp. Ltd. ..................... Singapore 4,600 84,430
PNC Financial Services Group, Inc. (The) ................. United States 926 204,757
Popular, Inc. ....................................... United States 1,254 186,257
Preferred Bank ..................................... United States 115 11,019
Regions Financial Corp. .............................. United States 7,318 204,904
Shore Bancshares, Inc. ............................... United States 512 10,578
Simmons First National Corp., A ........................ United States 1,122 24,067
Southern Missouri Bancorp, Inc. ........................ United States 156 10,773
Sumitomo Mitsui Financial Group, Inc. .................... Japan 4,900 178,717
Swedbank AB, A .................................... Sweden 5,926 218,817
a
Third Coast Bancshares, Inc. .......................... United States 219 8,379
Towne Bank ....................................... United States 321 10,936
Truist Financial Corp. ................................ United States 4,260 205,375
Trustmark Corp. .................................... United States 864 38,154
United Community Banks, Inc. ......................... United States 296 9,753
United Overseas Bank Ltd. ............................ Singapore 8,900 262,212
Univest Financial Corp. ............................... United States 360 14,198

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
US Bancorp ....................................... United States 51,251 $ 2,811,117
Valley National Bancorp .............................. United States 830 11,429
WaFd, Inc. ........................................ United States 278 9,886
Webster Financial Corp. .............................. United States 2,803 203,834
Wells Fargo & Co. ................................... United States 23,185 1,797,765
Westamerica BanCorp ............................... United States 219 12,152
Westpac Banking Corp. ............................... Australia 3,018 78,032
WSFS Financial Corp. ................................ United States 165 11,789
Zions Bancorp NA ................................... United States 3,272 204,336
14,574,520
Beverages 0.4%
Coca-Cola Co. (The) ................................. United States 2,412 190,572
Diageo plc ........................................ United Kingdom 3,946 80,887
PepsiCo, Inc. ...................................... United States 20,604 2,970,891
Pernod Ricard SA ................................... France 2,459 181,148
3,423,498
Biotechnology 0.0%
†
AbbVie, Inc. ....................................... United States 874 190,287
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,090 45,269
a
ADMA Biologics, Inc. ................................. United States 930 7,421
a
Alkermes plc ....................................... United States 1,775 74,887
Amgen, Inc. ....................................... United States 605 203,758
a
AnaptysBio, Inc. .................................... United States 1,016 56,561
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 1,121 87,337
a
Atrium Therapeutics, Inc. .............................. United States 983 12,779
a
BioCryst Pharmaceuticals, Inc. ......................... United States 5,795 51,633
a
Capricor Therapeutics, Inc. ............................ United States 405 12,134
a
Corvus Pharmaceuticals, Inc. .......................... United States 875 10,859
a
Enanta Pharmaceuticals, Inc. .......................... United States 557 7,330
a
ImmunityBio, Inc. ................................... United States 7,689 57,821
a
Inhibrx Biosciences, Inc. .............................. United States 210 21,842
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 6,758 24,126
a
Kodiak Sciences, Inc. ................................ United States 376 13,803
a
MeiraGTx Holdings plc ............................... United States 1,066 11,353
a
Mineralys Therapeutics, Inc. ........................... United States 902 28,413
a
Monte Rosa Therapeutics, Inc. ......................... United States 2,232 43,993
a
Olema Pharmaceuticals, Inc. ........................... United States 566 7,466
a
Praxis Precision Medicines, Inc. ........................ United States 29 10,149
a
Precigen, Inc. ...................................... United States 2,426 10,529
a
Protagonist Therapeutics, Inc. .......................... United States 656 65,311
a
Puma Biotechnology, Inc. ............................. United States 1,209 8,669
Regeneron Pharmaceuticals, Inc. ....................... United States 164 100,824
a
Rhythm Pharmaceuticals, Inc. .......................... United States 552 48,753
a
Rigel Pharmaceuticals, Inc. ............................ United States 364 11,098
a
Stoke Therapeutics, Inc. .............................. United States 1,347 41,636
a
Tango Therapeutics, Inc. .............................. United States 1,243 27,321
a
Travere Therapeutics, Inc. ............................. United States 1,420 66,996
a
Xenon Pharmaceuticals, Inc. ........................... Canada 199 10,891
a
Zymeworks, Inc. .................................... United States 617 15,505
1,386,754
Broadline Retail 0.6%
a
Amazon.com, Inc. ................................... United States 19,533 5,286,411
eBay, Inc. ......................................... United States 1,817 198,544
Prosus NV ........................................ China 519 23,604

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
Wesfarmers Ltd. .................................... Australia 4,082 $ 233,596
5,742,155
Building Products 0.0%
†
Apogee Enterprises, Inc. .............................. United States 285 10,947
Cie de Saint-Gobain SA .............................. France 2,237 202,719
a
Janus International Group, Inc. ......................... United States 2,029 10,835
a
Modine Manufacturing Co. ............................ United States 45 12,551
a
Resideo Technologies, Inc. ............................ United States 394 12,320
Trane Technologies plc ............................... United States 450 203,085
UFP Industries, Inc. .................................. United States 606 49,086
501,543
Capital Markets 0.9%
3i Group plc ....................................... United Kingdom 1,683 51,112
Ameriprise Financial, Inc. ............................. United States 463 206,364
b
Amundi SA, 144A, Reg S ............................. France 1,605 156,478
Bank of New York Mellon Corp. (The) .................... United States 1,449 202,034
Blackstone, Inc. .................................... United States 1,753 205,048
Charles Schwab Corp. (The) ........................... United States 2,386 208,417
Daiwa Securities Group, Inc. ........................... Japan 13,400 126,137
Futu Holdings Ltd., ADR .............................. Hong Kong 100 10,407
Goldman Sachs Group, Inc. (The) ....................... United States 676 693,279
Invesco Ltd. ....................................... United States 7,259 206,591
Japan Exchange Group, Inc. ........................... Japan 9,200 112,390
Jefferies Financial Group, Inc. .......................... United States 3,882 204,659
Morgan Stanley ..................................... United States 11,149 2,318,992
Nomura Holdings, Inc. ................................ Japan 35,800 288,517
Northern Trust Corp. ................................. United States 1,179 195,066
Partners Group Holding AG ............................ Switzerland 56 59,084
State Street Corp. ................................... United States 20,160 3,137,702
Stifel Financial Corp. ................................. United States 2,895 203,084
a
StoneX Group, Inc. .................................. United States 690 78,211
UBS Group AG ..................................... Switzerland 5,172 244,252
Virtus Investment Partners, Inc. ......................... United States 138 19,738
8,927,562
Chemicals 0.4%
Asahi Kasei Corp. ................................... Japan 2,100 23,556
Avient Corp. ....................................... United States 381 13,495
Balchem Corp. ..................................... United States 242 37,929
Cabot Corp. ....................................... United States 125 10,939
CF Industries Holdings, Inc. ........................... United States 9,964 1,119,455
Chemours Co. (The) ................................. United States 240 5,318
Dow, Inc. ......................................... United States 5,857 197,674
Eastman Chemical Co. ............................... United States 2,667 202,345
a
Evonik Industries AG ................................. Germany 17,415 341,051
a
Ingevity Corp. ...................................... United States 188 12,750
Innospec, Inc. ...................................... United States 256 21,233
a
Intrepid Potash, Inc. ................................. United States 353 13,792
Linde plc .......................................... United States 405 201,564
a
LSB Industries, Inc. .................................. United States 844 10,584
LyondellBasell Industries NV, A ......................... United States 9,237 615,646
Mativ Holdings, Inc. .................................. United States 1,022 9,075
Minerals Technologies, Inc. ............................ United States 583 44,903
a
Perimeter Solutions, Inc. .............................. United States 2,031 65,561
a
Rayonier Advanced Materials, Inc. ....................... United States 1,185 10,843

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) ............................ United States 667 $ 202,661
3,160,374
Commercial Services & Supplies 0.0%
†
Brink's Co. (The) .................................... United States 514 53,466
a
Cimpress plc ....................................... Ireland 129 12,714
a
CoreCivic, Inc. ..................................... United States 517 10,898
a
OPENLANE, Inc. ................................... United States 357 13,602
90,680
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 1,311 209,065
a
BK Technologies Corp. ............................... United States 127 10,484
a
Calix, Inc. ......................................... United States 568 22,578
a
Ciena Corp. ....................................... United States 2,607 1,512,660
Cisco Systems, Inc. ................................. United States 37,597 4,527,431
a
Extreme Networks, Inc. ............................... United States 2,504 66,381
a
NETGEAR, Inc. ..................................... United States 425 11,046
a
NetScout Systems, Inc. ............................... United States 385 16,024
a
Viasat, Inc. ........................................ United States 165 13,302
a
Viavi Solutions, Inc. .................................. United States 641 31,127
Vistance Networks, Inc. ............................... United States 4,598 57,383
6,477,481
Construction & Engineering 0.1%
Argan, Inc. ........................................ United States 123 82,043
a
Centuri Holdings, Inc. ................................ United States 356 10,943
a
Dycom Industries, Inc. ................................ United States 33 16,830
a
Legence Corp., A ................................... United States 131 10,970
a
NWPX Infrastructure, Inc. ............................. United States 121 14,273
Obayashi Corp. ..................................... Japan 4,400 89,300
Primoris Services Corp. ............................... United States 476 59,871
a
Sterling Infrastructure, Inc. ............................ United States 161 138,595
Tutor Perini Corp. ................................... United States 762 54,475
Vinci SA .......................................... France 2,943 428,025
905,325
Construction Materials 0.1%
Holcim AG ........................................ United States 2,629 258,770
Consumer Finance 0.1%
Ally Financial, Inc. ................................... United States 4,389 187,893
American Express Co. ............................... United States 646 204,440
Bread Financial Holdings, Inc. .......................... United States 704 62,705
a
Enova International, Inc. .............................. United States 338 54,590
a
LendingClub Corp. .................................. United States 3,303 58,959
OneMain Holdings, Inc. ............................... United States 3,767 208,353
PROG Holdings, Inc. ................................. United States 1,005 36,954
813,894
Consumer Staples Distribution & Retail 0.1%
Andersons, Inc. (The) ................................ United States 174 12,283
Coles Group Ltd. .................................... Australia 2,516 39,206
Costco Wholesale Corp. .............................. United States 204 195,089
Koninklijke Ahold Delhaize NV .......................... Netherlands 3,858 162,764
Target Corp. ....................................... United States 3,904 496,081
Tesco plc ......................................... United Kingdom 14,190 82,253
a
United Natural Foods, Inc. ............................. United States 339 17,408

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 1,712 $ 198,164
1,203,248
Containers & Packaging 0.0%
†
Greif, Inc., A ....................................... United States 171 10,829
a
O-I Glass, Inc. ...................................... United States 1,200 10,500
21,329
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 310 11,172
Gold.com, Inc. ..................................... United States 285 12,058
23,230
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 29,908 200,683
a
Coursera, Inc. ...................................... United States 10,869 58,584
a
Frontdoor, Inc. ..................................... United States 167 10,366
a
Laureate Education, Inc. .............................. United States 1,733 55,439
Perdoceo Education Corp. ............................ United States 299 9,682
334,754
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 512 11,930
Broadstone Net Lease, Inc. ............................ United States 544 11,005
Covivio SA ........................................ France 3,167 203,411
Global Net Lease, Inc. ................................ United States 4,517 42,324
268,670
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 13,099 324,855
a
Bandwidth, Inc., A ................................... United States 766 49,767
Comcast Corp., A ................................... United States 123,046 3,060,154
Deutsche Telekom AG ................................ Germany 3,249 109,085
HKT Trust & HKT Ltd. ................................ Hong Kong 231,000 356,659
IDT Corp., B ....................................... United States 357 19,692
a
Lumen Technologies, Inc. ............................. United States 1,376 15,122
Singapore Telecommunications Ltd. ..................... Singapore 45,200 153,804
Telefonica SA ...................................... Spain 13,375 61,189
Telstra Group Ltd. ................................... Australia 59,898 224,265
Verizon Communications, Inc. .......................... United States 8,019 383,388
4,757,980
Electric Utilities 0.4%
Duke Energy Corp. .................................. United States 1,645 201,891
Edison International ................................. United States 38,930 2,722,764
Enel SpA ......................................... Italy 46,084 517,117
Eversource Energy .................................. United States 1,474 100,630
Exelon Corp. ....................................... United States 4,468 203,920
a
Hawaiian Electric Industries, Inc. ........................ United States 405 5,386
Iberdrola SA ....................................... Spain 2,468 56,028
Kansai Electric Power Co., Inc. (The) .................... Japan 3,300 48,361
a
Oklo, Inc., A ....................................... United States 150 10,032
Origin Energy Ltd. ................................... Australia 46,471 362,638
PG&E Corp. ....................................... United States 12,503 204,299
Portland General Electric Co. .......................... United States 437 21,902

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
TXNM Energy, Inc. .................................. United States 184 $ 10,895
4,465,863
Electrical Equipment 0.8%
ABB Ltd. .......................................... Switzerland 3,714 397,129
Allient, Inc. ........................................ United States 405 32,060
a
Bloom Energy Corp., A ............................... United States 906 258,210
EnerSys .......................................... United States 362 82,525
Fujikura Ltd. ....................................... Japan 11,800 351,646
GE Vernova, Inc. .................................... United States 204 197,537
Mitsubishi Electric Corp. .............................. Japan 1,800 73,176
a
Nextpower, Inc., A ................................... United States 671 104,944
a
Nidec Corp. ....................................... Japan 2,000 35,072
a
Power Solutions International, Inc. ....................... United States 130 5,418
Rockwell Automation, Inc. ............................. United States 430 193,956
Siemens Energy AG ................................. Germany 2,411 456,436
Vertiv Holdings Co., A ................................ United States 10,266 3,241,079
a
Vicor Corp. ........................................ United States 250 83,710
5,512,898
Electronic Equipment, Instruments & Components 0.1%
Advanced Energy Industries, Inc. ....................... United States 240 72,523
a
Aeva Technologies, Inc. .............................. United States 1,232 34,718
a
Arlo Technologies, Inc. ............................... United States 1,721 22,958
Corning, Inc. ....................................... United States 1,113 201,631
a
Daktronics, Inc. ..................................... United States 273 5,646
a
Fabrinet .......................................... Thailand 37 24,204
a
Insight Enterprises, Inc. ............................... United States 126 13,404
a
Itron, Inc. ......................................... United States 559 46,106
Murata Manufacturing Co. Ltd. ......................... Japan 10,500 661,339
a
nLight, Inc. ........................................ United States 844 62,557
a
Ouster, Inc. ........................................ United States 1,473 67,832
a
Sanmina Corp. ..................................... United States 109 28,311
a
TTM Technologies, Inc. ............................... United States 618 107,359
1,348,588
Energy Equipment & Services 0.0%
†
Flowco Holdings, Inc., A .............................. United States 435 10,175
a
Forum Energy Technologies, Inc. ........................ United States 721 36,209
Halliburton Co. ..................................... United States 4,965 192,890
Kodiak Gas Services, Inc. ............................. United States 247 16,512
Liberty Energy, Inc., A ................................ United States 554 16,210
a
National Energy Services Reunited Corp. ................. United States 1,163 28,319
a
Oceaneering International, Inc. ......................... United States 1,582 60,480
a
Oil States International, Inc. ........................... United States 3,620 30,770
Patterson-UTI Energy, Inc. ............................ United States 1,498 16,793
a
ProPetro Holding Corp. ............................... United States 755 11,521
SLB Ltd. .......................................... United States 3,695 201,562
TechnipFMC plc .................................... United Kingdom 3,008 205,807
a
Transocean Ltd. .................................... United States 10,329 63,937
891,185
Entertainment 0.0%
†
Cinemark Holdings, Inc. .............................. United States 401 11,228
a
Netflix, Inc. ........................................ United States 1,180 101,504
a
Spotify Technology SA ................................ United States 80 39,814

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
Walt Disney Co. (The) ................................ United States 884 $ 90,018
242,564
Financial Services 0.4%
Banca Mediolanum SpA .............................. Italy 7,919 182,738
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 343 19,153
Corebridge Financial, Inc. ............................. United States 7,659 206,793
Equitable Holdings, Inc. ............................... United States 4,664 192,856
Essent Group Ltd. ................................... United States 187 10,825
Fidelity National Information Services, Inc. ................. United States 4,824 207,384
Jackson Financial, Inc., A ............................. United States 672 69,290
M&G plc .......................................... United Kingdom 76,257 323,205
Mastercard, Inc., A .................................. United States 412 203,520
a
NCR Atleos Corp. ................................... United States 1,020 45,492
a
NMI Holdings, Inc., A ................................. United States 460 16,514
Pagseguro Digital Ltd., A .............................. Brazil 6,330 59,186
a
Payoneer Global, Inc. ................................ United States 1,974 10,265
PayPal Holdings, Inc. ................................ United States 4,581 205,000
PennyMac Financial Services, Inc. ...................... United States 219 18,368
Sony Financial Group, Inc. ............................ Japan 1,000 879
StoneCo Ltd., A ..................................... Brazil 3,572 40,899
Western Union Co. (The) .............................. United States 187,779 1,526,643
3,339,010
Food Products 0.4%
Archer-Daniels-Midland Co. ........................... United States 2,997 239,101
Cal-Maine Foods, Inc. ................................ United States 538 40,199
Conagra Brands, Inc. ................................ United States 15,222 202,148
Dole plc .......................................... United States 1,873 26,203
General Mills, Inc. ................................... United States 6,009 203,164
Kraft Heinz Co. (The) ................................ United States 7,885 189,319
a
Mission Produce, Inc. ................................ United States 354 3,944
Nestle SA ......................................... Switzerland 4,517 458,313
a
Seneca Foods Corp., A ............................... United States 217 31,202
a
Simply Good Foods Co. (The) .......................... United States 463 5,334
Smithfield Foods, Inc. ................................ United States 49,445 1,277,164
Tyson Foods, Inc., A ................................. United States 3,285 200,451
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 304,500 351,404
3,227,946
Gas Utilities 0.0%
†
Naturgy Energy Group SA ............................. Spain 5,454 180,656
New Jersey Resources Corp. .......................... United States 976 53,924
Northwest Natural Holding Co. ......................... United States 222 10,765
Spire, Inc. ......................................... United States 118 9,707
255,052
Ground Transportation 0.0%
†
b
Ayvens SA, 144A, Reg S .............................. France 15,896 213,202
CSX Corp. ........................................ United States 4,422 200,140
Norfolk Southern Corp. ............................... United States 661 201,579
614,921
Health Care Equipment & Supplies 0.0%
†
Abbott Laboratories .................................. United States 2,360 202,016
a
AtriCure, Inc. ....................................... United States 389 10,764
a
Avanos Medical, Inc. ................................. United States 709 17,583

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Axogen, Inc. ....................................... United States 958 $ 37,822
a
Cerus Corp. ....................................... United States 3,745 11,385
a
Glaukos Corp. ...................................... United States 316 32,659
a
Haemonetics Corp. .................................. United States 152 10,307
Hoya Corp. ........................................ Japan 1,400 237,758
a
Intuitive Surgical, Inc. ................................ United States 480 203,827
a
Lantheus Holdings, Inc. ............................... United States 103 10,228
a
LivaNova plc ....................................... United States 585 43,173
Medtronic plc ...................................... United States 2,696 198,992
a
Novocure Ltd. ...................................... United States 3,488 59,436
Sonova Holding AG .................................. Switzerland 317 83,679
a
Varex Imaging Corp. ................................. United States 1,039 10,629
1,170,258
Health Care Providers & Services 0.0%
†
a
AMN Healthcare Services, Inc. ......................... United States 1,869 54,145
a
Castle Biosciences, Inc. .............................. United States 1,218 25,675
Cigna Group (The) .................................. United States 683 189,464
a
Cross Country Healthcare, Inc. ......................... United States 469 6,139
CVS Health Corp. ................................... United States 2,191 199,337
a
GeneDx Holdings Corp., A ............................. United States 149 7,747
a
Guardant Health, Inc. ................................ United States 805 104,400
a
HealthEquity, Inc. ................................... United States 117 10,295
a
Omada Health, Inc. .................................. United States 759 13,639
Select Medical Holdings Corp. .......................... United States 662 10,923
UnitedHealth Group, Inc. .............................. United States 533 202,705
824,469
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 221 10,805
CareTrust REIT, Inc. ................................. United States 1,769 72,211
LTC Properties, Inc. ................................. United States 289 10,811
National Health Investors, Inc. .......................... United States 145 10,627
Omega Healthcare Investors, Inc. ....................... United States 4,329 202,424
306,878
Health Care Technology 0.0%
†
HealthStream, Inc. .................................. United States 472 11,786
a
HeartFlow, Inc. ..................................... United States 344 10,657
a
Phreesia, Inc. ...................................... United States 2,659 26,218
a
Teladoc Health, Inc. ................................. United States 7,866 59,860
108,521
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc. ............................ United States 721 10,591
DiamondRock Hospitality Co. .......................... United States 1,079 11,858
Host Hotels & Resorts, Inc. ............................ United States 9,210 211,646
Ryman Hospitality Properties, Inc. ....................... United States 441 50,772
Xenia Hotels & Resorts, Inc. ........................... United States 634 11,013
295,880
Hotels, Restaurants & Leisure 0.2%
a
Airbnb, Inc., A ...................................... United States 1,508 201,031
Aristocrat Leisure Ltd. ................................ Australia 1,263 45,380
Bloomin' Brands, Inc. ................................ United States 1,314 11,090
Booking Holdings, Inc. ............................... United States 1,199 200,749
Brightstar Lottery plc ................................. United States 2,584 29,018

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a
Brinker International, Inc. ............................. United States 432 $ 61,508
Carnival Corp. Ltd. .................................. United States 6,868 192,716
Galaxy Entertainment Group Ltd. ....................... Macau 14,000 55,761
Las Vegas Sands Corp. ............................... United States 24,938 1,261,115
a
Life Time Group Holdings, Inc. ......................... United States 171 5,657
Monarch Casino & Resort, Inc. ......................... United States 109 13,108
Red Rock Resorts, Inc., A ............................. United States 175 10,217
2,087,350
Household Durables 0.0%
†
Garmin Ltd. ........................................ United States 431 100,820
a
Hovnanian Enterprises, Inc., A .......................... United States 103 11,367
KB Home ......................................... United States 222 10,847
a
M/I Homes, Inc. ..................................... United States 313 41,197
Sekisui House Ltd. .................................. Japan 1,500 31,493
a
Sonos, Inc. ........................................ United States 3,628 57,250
a
Taylor Morrison Home Corp., A ......................... United States 866 50,661
303,635
Household Products 0.0%
†
Colgate-Palmolive Co. ............................... United States 2,236 201,531
Kimberly-Clark Corp. ................................. United States 2,033 198,421
Procter & Gamble Co. (The) ........................... United States 1,395 200,266
Reckitt Benckiser Group plc ........................... United Kingdom 2,934 180,562
780,780
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The) .................................... United States 146,967 2,156,006
a,c
Glow Energy PCL ................................... Thailand 35,800 —
Vistra Corp. ........................................ United States 1,270 203,492
2,359,498
Industrial Conglomerates 0.1%
3M Co. ........................................... United States 1,235 189,116
CK Hutchison Holdings Ltd. ............................ United Kingdom 2,000 17,996
Honeywell International, Inc. ........................... United States 874 207,890
Jardine Matheson Holdings Ltd. ........................ Indonesia 600 39,869
Siemens AG ....................................... Germany 378 118,518
573,389
Industrial REITs 0.0%
†
LXP Industrial Trust .................................. United States 193 9,967
Prologis, Inc. ....................................... United States 1,328 190,528
200,495
Insurance 0.6%
AIA Group Ltd. ..................................... Hong Kong 1,000 10,490
Allianz SE ......................................... Germany 1,210 536,219
Allstate Corp. (The) .................................. United States 982 202,380
American International Group, Inc. ...................... United States 2,737 203,168
AXA SA ........................................... France 7,135 329,019
Axis Capital Holdings Ltd. ............................. United States 2,126 201,821
CNO Financial Group, Inc. ............................ United States 1,163 53,463
Daiichi Life Group, Inc. ............................... Japan 10,300 105,250
Everest Group Ltd. .................................. United States 611 197,982
a
Genworth Financial, Inc., A ............................ United States 6,070 51,959
Hamilton Insurance Group Ltd., B ....................... United States 1,692 50,100

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
a
Heritage Insurance Holdings, Inc. ....................... United States 1,130 $ 24,498
Horace Mann Educators Corp. ......................... United States 218 9,969
Legal & General Group plc ............................ United Kingdom 113,301 412,415
Lincoln National Corp. ................................ United States 5,804 204,823
MetLife, Inc. ....................................... United States 12,177 1,006,916
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 104 54,618
NN Group NV ...................................... Netherlands 2,149 179,391
Pelagos Insurance Capital Ltd. ......................... United Kingdom 574 12,387
Prudential Financial, Inc. .............................. United States 8,369 842,256
Reinsurance Group of America, Inc. ..................... United States 995 199,736
a
SiriusPoint Ltd. ..................................... United States 1,140 24,339
Standard Life plc .................................... United Kingdom 31,039 322,938
Swiss Re AG ....................................... United States 479 71,772
Tokio Marine Holdings, Inc. ............................ Japan 3,900 173,185
Travelers Cos., Inc. (The) ............................. United States 692 201,988
Universal Insurance Holdings, Inc. ....................... United States 494 18,288
Unum Group ....................................... United States 2,470 205,578
5,906,948
Interactive Media & Services 2.5%
Alphabet, Inc., A .................................... United States 38,894 14,792,944
a
Cargurus, Inc., A .................................... United States 1,245 37,176
a
EverQuote, Inc., A ................................... United States 1,396 26,859
a
fuboTV, Inc., A ...................................... United States 1,048 10,574
LY Corp. .......................................... Japan 35,500 92,187
a
MediaAlpha, Inc., A .................................. United States 1,230 10,947
Meta Platforms, Inc., A ............................... United States 11,253 7,117,635
a
Nextdoor Holdings, Inc. ............................... United States 6,562 13,846
a
Pinterest, Inc., A .................................... United States 9,416 188,791
22,290,959
IT Services 0.1%
Accenture plc, A .................................... United States 1,141 213,447
a
Fastly, Inc., A ...................................... United States 2,259 40,131
Fujitsu Ltd. ........................................ Japan 4,600 97,980
Indra Sistemas SA .................................. Spain 382 25,402
376,960
Leisure Products 0.2%
Hasbro, Inc. ....................................... United States 20,055 1,728,139
Polaris, Inc. ........................................ United States 953 67,253
1,795,392
Life Sciences Tools & Services 0.0%
†
a
10X Genomics, Inc., A ................................ United States 2,234 63,233
a
CryoPort, Inc. ...................................... United States 717 11,250
Mesa Laboratories, Inc. ............................... United States 352 35,911
110,394
Machinery 0.6%
Alamo Group, Inc. ................................... United States 71 10,700
Albany International Corp., A ........................... United States 198 12,809
Atmus Filtration Technologies, Inc. ...................... United States 1,057 49,446
a
Blue Bird Corp. ..................................... United States 889 60,248
Caterpillar, Inc. ..................................... United States 342 299,548
a
Chart Industries, Inc. ................................. United States 136 28,264
Cummins, Inc. ...................................... United States 4,911 3,175,600

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Douglas Dynamics, Inc. ............................... United States 245 $ 10,915
ESCO Technologies, Inc. .............................. United States 72 21,017
FANUC Corp. ...................................... Japan 9,100 447,098
Federal Signal Corp. ................................. United States 90 9,603
Franklin Electric Co., Inc. ............................. United States 108 10,625
GEA Group AG ..................................... Germany 890 57,372
Helios Technologies, Inc. .............................. United States 131 10,885
Hyster-Yale, Inc. .................................... United States 151 5,484
Kennametal, Inc. .................................... United States 316 10,365
Komatsu Ltd. ...................................... Japan 5,400 220,524
Kone OYJ, B ....................................... Finland 314 18,768
a
Microvast Holdings, Inc. .............................. United States 6,836 10,596
Mueller Water Products, Inc., A ......................... United States 408 10,286
a
Proto Labs, Inc. ..................................... United States 287 21,743
Rational AG ....................................... Germany 254 194,348
Sandvik AB ........................................ Sweden 2,034 82,723
a
SPX Technologies, Inc. ............................... United States 50 10,833
Terex Corp. ........................................ United States 176 10,240
Toro Co. (The) ..................................... United States 2,256 202,769
Watts Water Technologies, Inc., A ....................... United States 238 73,537
Worthington Enterprises, Inc. .......................... United States 189 10,730
Yangzijiang Shipbuilding Holdings Ltd. .................... China 15,700 44,791
5,131,867
Marine Transportation 0.1%
AP Moller - Maersk A/S, B ............................. United States 26 64,557
Matson, Inc. ....................................... United States 378 68,531
Nippon Yusen KK ................................... Japan 3,300 109,957
SITC International Holdings Co. Ltd. ..................... China 86,000 380,527
623,572
Media 0.0%
†
a
Ibotta, Inc., A ....................................... United States 316 10,823
a
Magnite, Inc. ....................................... United States 718 10,289
New York Times Co. (The), A ........................... United States 2,715 204,195
Publicis Groupe SA .................................. France 947 92,133
a
PubMatic, Inc., A .................................... United States 1,735 20,265
337,705
Metals & Mining 0.6%
Anglogold Ashanti plc ................................ Australia 27,454 2,658,645
BHP Group Ltd., (AUD Traded) ......................... Australia 8,326 370,660
BHP Group Ltd., (GBP Traded) ......................... Australia 984 43,492
a
Century Aluminum Co. ............................... United States 480 31,666
Coeur Mining, Inc. ................................... United States 1,935 37,384
Commercial Metals Co. ............................... United States 152 11,560
a
Constellium SE, A ................................... United States 2,073 71,021
Fortescue Ltd. ...................................... Australia 27,006 433,740
Freeport-McMoRan, Inc. .............................. United States 3,092 203,175
Fresnillo plc ....................................... Mexico 6,560 288,242
Hecla Mining Co. ................................... United States 4,538 80,640
Nippon Steel Corp. .................................. Japan 4,700 16,724
Northern Star Resources Ltd. .......................... Australia 2,622 35,740
Rio Tinto Ltd. ...................................... Australia 413 55,236
Rio Tinto plc ....................................... Australia 5,601 594,890
Southern Copper Corp. ............................... Mexico 1,045 199,909
a
SSR Mining, Inc. .................................... Canada 362 11,302

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
SunCoke Energy, Inc. ................................ United States 1,183 $ 10,659
5,154,685
Mortgage Real Estate Investment Trusts (REITs) 0.3%
AGNC Investment Corp. .............................. United States 32,820 341,656
Annaly Capital Management, Inc. ....................... United States 55,934 1,222,158
Chimera Investment Corp. ............................. United States 769 10,474
Ladder Capital Corp., A ............................... United States 1,071 10,946
MFA Financial, Inc. .................................. United States 1,139 10,934
Rithm Capital Corp. .................................. United States 21,995 204,993
Starwood Property Trust, Inc. .......................... United States 11,917 203,542
2,004,703
Multi-Utilities 0.0%
†
Avista Corp. ....................................... United States 950 39,396
Black Hills Corp. .................................... United States 671 48,862
Engie SA ......................................... France 7,424 229,023
Northwestern Energy Group, Inc. ....................... United States 144 10,168
Public Service Enterprise Group, Inc. .................... United States 2,573 202,366
Sempra, Inc. ....................................... United States 2,262 201,612
731,427
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 310 9,939
Empire State Realty Trust, Inc., A ....................... United States 1,908 10,933
20,872
Oil, Gas & Consumable Fuels 1.1%
Aker BP ASA ....................................... Norway 8,022 288,596
Antero Midstream Corp. .............................. United States 9,625 201,740
BP plc ............................................ United States 11,213 79,203
California Resources Corp. ............................ United States 193 11,443
Cheniere Energy, Inc. ................................ United States 887 199,451
Chevron Corp. ..................................... United States 16,134 2,943,810
ConocoPhillips ..................................... United States 1,771 201,859
Delek US Holdings, Inc. .............................. United States 226 10,059
Devon Energy Corp. ................................. United States 4,618 205,455
DHT Holdings, Inc. .................................. United States 723 11,799
Dorian LPG Ltd. .................................... United States 360 14,479
ENEOS Holdings, Inc. ................................ Japan 3,300 27,039
Eni SpA .......................................... Italy 3,793 99,237
Equinor ASA ....................................... Norway 3,432 124,066
Exxon Mobil Corp. ................................... United States 16,653 2,419,015
a
Gulfport Energy Corp. ................................ United States 63 10,621
HF Sinclair Corp. ................................... United States 4,008 280,119
Inpex Corp. ........................................ Japan 2,000 44,973
Kinder Morgan, Inc. .................................. United States 6,150 191,142
Marathon Petroleum Corp. ............................ United States 787 195,782
Murphy Oil Corp. .................................... United States 821 29,712
OMV AG .......................................... Austria 2,483 178,677
a
Par Pacific Holdings, Inc. ............................. United States 191 10,727
Peabody Energy Corp. ............................... United States 376 10,171
Permian Resources Corp., A ........................... United States 10,542 202,723
Phillips 66 ......................................... United States 1,106 194,523
Repsol SA ......................................... Spain 7,951 205,297
Scorpio Tankers, Inc. ................................. Monaco 760 56,628
Shell plc .......................................... United States 3,075 129,935
Teekay Corp. Ltd. ................................... United States 2,652 30,418

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., A ............................... Canada 713 $ 50,159
TotalEnergies SE ................................... France 3,138 275,337
Valero Energy Corp. ................................. United States 1,070 261,957
Williams Cos., Inc. (The) .............................. United States 2,665 190,254
Woodside Energy Group Ltd. .......................... Australia 17,296 378,358
World Kinect Corp. .................................. United States 423 12,187
9,776,951
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 277 10,878
UPM-Kymmene OYJ ................................. Finland 6,892 201,355
212,233
Passenger Airlines 0.0%
†
a
Allegiant Travel Co. .................................. United States 154 14,078
International Consolidated Airlines Group SA ............... United Kingdom 15,679 90,290
a
Joby Aviation, Inc. ................................... United States 3,191 37,973
Singapore Airlines Ltd. ............................... Singapore 10,900 57,905
a
SkyWest, Inc. ...................................... United States 621 53,189
253,435
Personal Care Products 0.0%
†
Kenvue, Inc. ....................................... United States 11,003 190,132
L'Oreal SA ........................................ France 128 56,480
Unilever plc ........................................ United Kingdom 1,054 59,395
306,007
Pharmaceuticals 2.0%
a
Alumis, Inc. ........................................ United States 511 11,038
a
Arvinas, Inc. ....................................... United States 3,534 31,735
Astellas Pharma, Inc. ................................ Japan 17,400 247,843
AstraZeneca plc .................................... United Kingdom 832 154,473
a
Axsome Therapeutics, Inc. ............................ United States 46 10,786
Bristol-Myers Squibb Co. .............................. United States 51,839 2,964,154
Daiichi Sankyo Co. Ltd. ............................... Japan 8,200 138,010
Eli Lilly & Co. ...................................... United States 4,369 4,827,745
GSK plc .......................................... United Kingdom 8,728 220,702
Johnson & Johnson ................................. United States 882 198,741
a
Maze Therapeutics, Inc. .............................. United States 976 25,825
Merck & Co., Inc. ................................... United States 30,237 3,589,737
Novartis AG ....................................... United States 5,593 841,244
Novo Nordisk A/S, B ................................. Denmark 14,076 643,205
Pfizer, Inc. ......................................... United States 63,556 1,663,896
Roche Holding AG .................................. United States 504 212,058
Sanofi SA ......................................... United States 3,471 304,265
a
Supernus Pharmaceuticals, Inc. ........................ United States 892 41,193
Takeda Pharmaceutical Co. Ltd. ........................ Japan 3,600 114,916
16,241,566
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 13,314 2,953,578
a
IBEX Holdings Ltd. .................................. United States 371 11,738
a
Innodata, Inc. ...................................... United States 110 11,548
Korn Ferry ........................................ United States 388 27,152
a
Legalzoom.com, Inc. ................................. United States 4,124 25,940
Maximus, Inc. ...................................... United States 173 10,714
Randstad NV ...................................... Netherlands 2,053 62,942

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Robert Half, Inc. .................................... United States 6,991 $ 205,815
a
Upwork, Inc. ....................................... United States 6,748 59,517
3,368,944
Real Estate Management & Development 0.0%
†
a
Cushman & Wakefield Ltd. ............................ United States 3,989 49,623
Kennedy-Wilson Holdings, Inc. ......................... United States 946 10,415
60,038
Residential REITs 0.1%
Equity Residential ................................... United States 3,163 207,018
Invitation Homes, Inc. ................................ United States 6,933 202,790
Mid-America Apartment Communities, Inc. ................ United States 1,547 199,671
609,479
Retail REITs 0.0%
†
Alexander's, Inc. .................................... United States 34 8,368
CBL & Associates Properties, Inc. ....................... United States 361 17,360
Kite Realty Group Trust ............................... United States 434 11,900
Link REIT ......................................... Hong Kong 32,800 169,078
NNN REIT, Inc. ..................................... United States 4,541 202,120
Simon Property Group, Inc. ............................ United States 941 192,820
SITE Centers Corp. .................................. United States 3,156 15,938
Tanger, Inc. ........................................ United States 282 10,172
Urban Edge Properties ............................... United States 483 10,839
638,595
Semiconductors & Semiconductor Equipment 4.1%
a
Advanced Micro Devices, Inc. .......................... United States 680 350,948
Advantest Corp. .................................... Japan 700 114,447
a
Aehr Test Systems .................................. United States 645 59,553
a
Ambarella, Inc. ..................................... United States 727 52,475
Applied Materials, Inc. ................................ United States 749 337,095
ASML Holding NV ................................... Netherlands 949 1,534,471
a
Astera Labs, Inc. .................................... United States 583 199,882
Broadcom, Inc. ..................................... United States 6,494 2,901,324
a
CEVA, Inc. ........................................ United States 261 10,435
a
Credo Technology Group Holding Ltd. .................... United States 788 185,992
a
FormFactor, Inc. .................................... United States 111 13,829
Infineon Technologies AG ............................. Germany 340 32,237
a
Kioxia Holdings Corp. ................................ Japan 1,000 411,789
Kulicke & Soffa Industries, Inc. ......................... Singapore 140 14,265
Lam Research Corp. ................................. United States 11,382 3,621,525
Marvell Technology, Inc. .............................. United States 994 203,770
a
MaxLinear, Inc., A ................................... United States 816 75,831
Micron Technology, Inc. ............................... United States 2,580 2,505,180
a
Navitas Semiconductor Corp., A ........................ United States 1,956 52,030
NVIDIA Corp. ...................................... United States 83,466 17,623,011
QUALCOMM, Inc. ................................... United States 15,739 3,950,804
a
Rambus, Inc. ...................................... United States 717 104,295
SCREEN Holdings Co. Ltd. ............................ Japan 1,000 69,757
a
Semtech Corp. ..................................... United States 460 70,168
a
Silicon Laboratories, Inc. .............................. United States 50 10,880
Teradyne, Inc. ...................................... United States 532 199,133
Tokyo Electron Ltd. .................................. Japan 500 167,687
34,872,813

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.3%
a
ACI Worldwide, Inc. .................................. United States 434 $ 18,953
a
Adobe, Inc. ........................................ United States 843 218,514
a
Alarm.com Holdings, Inc. ............................. United States 248 11,187
a
Appian Corp., A ..................................... United States 477 11,162
a
Arteris, Inc. ........................................ United States 1,719 61,798
a
Autodesk, Inc. ...................................... United States 845 195,457
a
Blend Labs, Inc., A .................................. United States 6,366 11,395
a
Cerence, Inc. ...................................... United States 2,764 35,545
Clear Secure, Inc., A ................................. United States 192 10,646
a
Commvault Systems, Inc. ............................. United States 352 41,800
a
Daily Journal Corp. .................................. United States 21 10,860
a
DocuSign, Inc., A ................................... United States 4,126 216,698
a
Hut 8 Corp. ........................................ United States 123 15,354
InterDigital, Inc. ..................................... United States 212 53,443
Intuit, Inc. ......................................... United States 650 215,494
a
LiveRamp Holdings, Inc. .............................. United States 1,252 47,025
Microsoft Corp. ..................................... United States 17,429 7,847,233
a
Nebius Group NV, A ................................. Netherlands 400 92,436
a
Nice Ltd. .......................................... Israel 450 40,632
OneSpan, Inc. ...................................... United States 849 12,260
a
PagerDuty, Inc. ..................................... United States 6,304 62,725
a
Palantir Technologies, Inc., A ........................... United States 1,308 204,754
a
Q2 Holdings, Inc. ................................... United States 221 10,464
a
Rapid7, Inc. ....................................... United States 4,410 36,956
SAP SE .......................................... Germany 1,488 269,171
a
ServiceNow, Inc. .................................... United States 1,874 233,069
a
Weave Communications, Inc. .......................... United States 1,870 11,257
a
Workiva, Inc., A ..................................... United States 234 11,649
10,007,937
Specialized REITs 0.6%
American Tower Corp. ................................ United States 1,076 201,169
CubeSmart ........................................ United States 4,845 193,800
EPR Properties ..................................... United States 3,646 208,004
Extra Space Storage, Inc. ............................. United States 1,396 201,457
Farmland Partners, Inc. ............................... United States 852 8,750
Millrose Properties, Inc., A ............................. United States 46,984 1,325,888
Outfront Media, Inc. ................................. United States 2,107 67,930
VICI Properties, Inc., A ............................... United States 80,960 2,284,691
4,491,689
Specialty Retail 0.5%
a
Abercrombie & Fitch Co., A ............................ United States 641 49,498
American Eagle Outfitters, Inc. ......................... United States 824 13,019
Best Buy Co., Inc. ................................... United States 2,998 233,694
Buckle, Inc. (The) ................................... United States 216 9,908
Fast Retailing Co. Ltd. ................................ Japan 200 103,647
Gap, Inc. (The) ..................................... United States 4,074 86,165
H & M Hennes & Mauritz AB, B ......................... Sweden 3,330 59,083
Home Depot, Inc. (The) ............................... United States 634 201,067
Industria de Diseno Textil SA ........................... Spain 2,340 144,213
Ross Stores, Inc. ................................... United States 897 207,862
a
Sally Beauty Holdings, Inc. ............................ United States 891 11,832
TJX Cos., Inc. (The) ................................. United States 18,225 2,820,319
a
Urban Outfitters, Inc. ................................. United States 216 15,692
a
Victoria's Secret & Co. ............................... United States 988 54,340
4,010,339

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................ United States 52,399 $ 16,351,632
Canon, Inc. ........................................ Japan 7,800 207,437
a
IonQ, Inc. ......................................... United States 1,468 105,799
NetApp, Inc. ....................................... United States 1,431 249,409
a
Sandisk Corp. ...................................... United States 1,239 2,100,080
19,014,357
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc. ....................................... United States 1,096 42,295
Cie Financiere Richemont SA .......................... Switzerland 1,013 217,510
G-III Apparel Group Ltd. .............................. United States 432 13,967
LVMH Moet Hennessy Louis Vuitton SE .................. France 933 510,303
Tapestry, Inc. ...................................... United States 1,400 203,644
987,719
Tobacco 0.1%
British American Tobacco plc ........................... United Kingdom 9,362 579,289
Imperial Brands plc .................................. United Kingdom 3,852 139,680
Japan Tobacco, Inc. ................................. Japan 5,300 204,166
Philip Morris International, Inc. ......................... United States 1,139 202,036
1,125,171
Trading Companies & Distributors 0.2%
ITOCHU Corp. ..................................... Japan 12,900 155,957
Marubeni Corp. ..................................... Japan 7,200 235,357
McGrath RentCorp .................................. United States 102 11,117
Mitsubishi Corp. .................................... Japan 9,900 313,042
Mitsui & Co. Ltd. .................................... Japan 14,000 465,300
a
NPK International, Inc. ............................... United States 688 9,990
Sumitomo Corp. .................................... Japan 4,800 211,668
Toyota Tsusho Corp. ................................. Japan 900 39,212
1,441,643
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 13,414 389,222
Water Utilities 0.0%
†
American States Water Co. ............................ United States 130 10,045
California Water Service Group ......................... United States 249 11,230
United Utilities Group plc .............................. United Kingdom 3,352 60,670
81,945
Wireless Telecommunication Services 0.0%
†
KDDI Corp. ........................................ Japan 6,000 103,143
SoftBank Corp. ..................................... Japan 63,500 85,793
Tele2 AB, B ........................................ Sweden 4,156 78,006
Vodafone Group plc ................................. United Kingdom 79,884 120,044
386,986
Total Common Stocks (Cost $219,119,757) ...................................
249,782,741
Management Investment Companies 0.1%
Capital Markets 0.1%
State Street SPDR S&P 500 ETF Trust ................... United States 916 692,936

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies
(continued)
Capital Markets (continued)
State Street SPDR S&P MidCap 400 ETF Trust ............. United States 139 $ 94,605
787,541
Total Management Investment Companies (Cost $695,203) .....................
787,541
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 5,039 363,413
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 707 46,598
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 1,462 93,714
Total Convertible Preferred Stocks (Cost $452,417) ............................
503,725
Preferred Stocks 0.0%
†
Automobiles 0.0%
†
a
Volkswagen AG ..................................... Germany 1,249 133,268
Total Preferred Stocks (Cost $143,355) .......................................
133,268
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 344 224
a,c
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 101 46
a,c
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 230 69
a,c,d
Pfizer, Inc., CVR, 3/31/32 ............................. United States 105 514
a,c
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 1,071 193
1,046
Total Rights (Cost $1,049) ..................................................
1,046
Principal
Amount
*
Convertible Bonds 0.2%
Consumer Staples Distribution & Retail 0.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 214,000 387,233
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 270,000 284,445
Health Care REITs 0.1%
b
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 175,000 287,525
Health Care Technology 0.0%
†
Teladoc Health, Inc. , Senior Note , 1.25% , 6/01/27 ...........
United States 70,000 68,250
Hotels, Restaurants & Leisure 0.0%
†
b,e
DoorDash, Inc. , Senior Note , 144A, 1.53% , 5/15/30 .......... United States 300,000 282,492
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 210,000 223,440

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Pharmaceuticals 0.0%
†
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 290,000 $ 266,220
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 74,000 75,406
e
Unity Software, Inc. , Senior Note , 4.45% , 11/15/26 .......... United States 70,000 68,600
144,006
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 20,000 212,629
Total Convertible Bonds (Cost $2,057,085) ...................................
2,156,240
Corporate Bonds 27.4%
Aerospace & Defense 1.4%
ATI, Inc. ,
Senior Note, 5.875%, 12/01/27 ....................... United States 135,000 135,680
Senior Note, 7.25%, 8/15/30 ......................... United States 50,000 51,951
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,198
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 425,000 435,842
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,400,000 1,429,217
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 400,000 406,762
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 519,000 489,573
Senior Bond, 6.125%, 2/15/33 ........................ United States 163,000 174,845
Senior Bond, 3.6%, 5/01/34 .......................... United States 46,000 41,552
Senior Bond, 3.25%, 2/01/35 ......................... United States 45,000 39,236
Senior Bond, 3.5%, 3/01/39 .......................... United States 80,000 65,170
Senior Bond, 6.875%, 3/15/39 ........................ United States 480,000 537,411
Senior Bond, 3.9%, 5/01/49 .......................... United States 671,000 502,311
Senior Bond, 6.858%, 5/01/54 ........................ United States 479,000 540,747
Senior Bond, 3.95%, 8/01/59 ......................... United States 768,000 551,013
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,113
Senior Note, 6.298%, 5/01/29 ........................ United States 8,000 8,371
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 565,000 622,901
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 295,000 313,130
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,214
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 45,000 46,926
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 135,000 136,285
b
Carpenter Technology Corp. , Senior Note , 144A, 5.625% , 3/01/34 United States 465,000 462,563
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 550,000 539,327
b
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 335,000 331,495
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 190,000 190,208
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 125,000 126,017
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 165,000 162,616
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 75,000 73,036
Senior Bond, 5.95%, 2/01/37 ......................... United States 1,508,000 1,606,359
Senior Note, 3%, 1/15/29 ........................... United States 37,000 35,694
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 115,000 115,171
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 145,000 149,586

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 $ 15,597
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 300,000 308,935
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 495,000 500,942
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 20,000 20,482
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 435,000 446,288
11,681,764
Automobile Components 0.4%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 119,984
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 420,000 430,571
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 227,400 196,801
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 735,000 740,269
b,f
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 413,800
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 590,000 616,125
Senior Secured Note, 144A, PIK, 7.375%, 5/15/33 ......... Germany 200,000 205,912
2,723,462
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 867,000 910,530
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 140,000 146,077
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 90,000 91,492
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 49,825
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 46,000 46,858
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 35,000 35,739
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 445,000 472,935
1,753,456
Banks 2.0%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 445,000 399,117
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 400,000 434,794
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 675,000 624,871
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 173,000 176,962
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 430,000 437,332
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 917,000 921,474
Sub. Bond, 6.11%, 1/29/37 .......................... United States 100,000 105,636
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,061,000 988,587
Bank of Montreal , Sub. Bond , 3.803% to 12/14/27, FRN
thereafter , 12/15/32 ................................ Canada 39,000 38,411
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 400,000 413,301
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 400,000 394,493
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 400,000 406,607
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 600,000 614,617
Citigroup, Inc. ,
g
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 105,000 106,675

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
g
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 417,000 $ 426,105
g
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 532,000 543,036
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 571,000 565,038
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 332,000 347,589
Sub. Bond, 4.75%, 5/18/46 .......................... United States 503,000 428,839
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 695,000 720,436
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 138,000 142,912
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 245,000 246,055
JPMorgan Chase & Co. ,
h
W, Junior Sub. Bond, FRN, 4.913%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 78,000 71,157
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 64,000 65,506
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 164,000 166,599
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 1,180,000 1,104,127
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,228,000 1,269,811
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 1,117,000 1,135,581
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 200,000 147,232
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 29,000 29,294
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 817,000 793,386
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 200,000 207,737
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 289,000 297,921
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 179,000 155,639
Wells Fargo & Co. , Senior Note , 4.844% to 5/19/31, FRN
thereafter , 5/20/32 ................................. United States 465,000 464,716
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 500,000 550,889
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 66,000 59,457
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 344,000 254,724
16,256,663
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 220,000 220,388
Biotechnology 0.6%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 25,000 24,512
Senior Note, 4.4%, 3/15/33 .......................... United States 70,000 68,715
Amgen, Inc. ,
Senior Bond, 5.25%, 3/02/33 ......................... United States 290,000 296,307
Senior Bond, 4.663%, 6/15/51 ........................ United States 69,000 58,599
Senior Bond, 5.65%, 3/02/53 ......................... United States 305,000 296,715
Senior Bond, 5.75%, 3/02/63 ......................... United States 227,000 220,507
Senior Note, 5.25%, 3/02/30 ......................... United States 640,000 654,250
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 965,000 881,496

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 1,035,000 $ 1,055,176
b
Grifols SA ,
Senior Note, Reg S, 3.875%, 10/15/28 ................. Spain 210,000 EUR 244,513
Senior Note, 144A, 4.75%, 10/15/28 ................... Spain 915,000 901,418
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 995,000 881,972
5,584,180
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 302,000 298,483
Senior Bond, 5.8%, 3/13/56 .......................... United States 40,000 40,066
Senior Bond, 6.05%, 3/13/76 ......................... United States 270,000 272,546
Senior Note, 4.55%, 3/13/33 ......................... United States 205,000 202,886
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 30,000 32,648
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 77,230
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 690,000 718,910
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 265,000 269,423
1,912,192
Building Products 0.1%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 175,000 175,207
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 310,000 310,176
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 35,117
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 115,000 113,147
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 605,000 616,452
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 310,000 314,926
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 130,000 123,925
1,688,950
Capital Markets 1.1%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 77,000 78,026
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 23,000 24,423
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 93,000 91,696
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 254,000 251,490
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 430,000 420,812
i
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 ... United States 180,000 181,021
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 382,000 377,457
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 150,000 149,729
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 350,000 348,848
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 185,000 185,567
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 1,445,000 1,487,044
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 170,107
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 303,000 293,563
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 91,000 95,113

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc., (continued)
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 $ 106,882
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 680,000 663,328
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 70,000 68,572
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 265,000 269,096
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 247,000 249,229
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 1,061,000 1,077,058
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 70,000 68,894
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 385,000 381,558
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 654,000 676,898
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 712,000 736,506
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 585,000 554,822
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 555,000 520,765
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 465,000 480,157
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 203,477
10,212,138
Chemicals 0.2%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 380,000 367,659
b
Braskem Netherlands Finance BV , Senior Bond , 144A, 8% ,
10/15/34 ........................................ Brazil 210,000 121,409
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 110,000 109,596
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 775,000 755,329
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 210,000 156,685
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 870,000 925,485
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 60,000 59,424
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 79,151
2,574,738
Commercial Services & Supplies 0.6%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 95,000 94,898
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 310,000 315,295
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 155,000 160,236
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 45,000 44,469
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 205,000 209,740
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 600,000 614,521
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 645,000 656,854
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 955,000 990,927
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 30,818
Waste Connections, Inc. ,
Senior Bond, 5%, 3/01/34 ........................... United States 865,000 868,557
Senior Bond, 4.8%, 7/15/36 .......................... United States 315,000 308,073
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 615,000 630,226
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 445,000 457,332
5,381,946

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 407,000 $ 367,915
Senior Bond, 5.4%, 4/15/34 .......................... United States 440,000 446,961
Senior Note, 4.85%, 8/15/30 ......................... United States 37,000 37,193
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 1,250,000 1,263,439
2,115,508
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,293
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 226,000 232,598
268,891
Consumer Finance 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 655,000 599,508
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 151,723
Senior Note, 4.125%, 2/28/29 ........................ Ireland 450,000 444,116
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 151,274
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 226,000 252,435
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 295,000 296,698
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 147,000 150,803
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,035,000 1,029,672
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 105,000 103,241
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 371,000 408,836
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 385,000 332,927
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 815,000 867,838
b
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 520,000 535,320
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 430,000 430,525
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 205,000 206,641
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 205,000 206,367
Senior Note, 4.2%, 10/27/28 ......................... United States 40,000 39,708
Senior Note, 5.8%, 1/07/29 .......................... United States 105,000 107,999
Senior Note, 4.9%, 10/06/29 ......................... United States 221,000 222,326
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 95,000 99,877
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 925,000 973,945
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 657,000 654,447
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 86,000 90,012
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 110,000 107,405
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 72,202
Senior Note, 7.125%, 11/15/31 ....................... United States 915,000 926,964
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 48,861
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 545,000 560,730
10,072,400

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 30,000 $ 26,142
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 734,000 696,258
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 146,000 144,650
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 325,000 338,155
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 230,000 229,792
1,434,997
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 230,000 228,132
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......
United States 143,000 140,694
b
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 201,105
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 500,000 481,089
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 315,000 302,110
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 90,000 90,976
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 705,000 627,819
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 310,000 345,593
2,417,518
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Note , 4% , 5/15/31 ........
United States 220,000 207,188
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 320,000 314,374
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 90,000 91,900
Senior Note, 4.75%, 2/15/28 ......................... United States 115,000 115,198
Senior Note, 5.125%, 11/15/31 ....................... United States 13,000 13,009
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 41,000 40,757
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 133,000 132,287
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 758,000 737,784
1,445,309
Diversified Telecommunication Services 1.2%
b
Altice France SA , Senior Secured Note , 144A, 6.875% , 7/15/32 . France 152,439 149,007
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 535,000 539,533
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 195,000 210,604
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 108,000 94,393
Senior Bond, 2.55%, 12/01/33 ........................ United States 161,000 136,465
Senior Bond, 5.125%, 4/30/36 ........................ United States 775,000 764,597
Senior Bond, 4.75%, 5/15/46 ......................... United States 12,000 10,206
Senior Bond, 3.55%, 9/15/55 ......................... United States 69,000 45,147
Senior Bond, 6.2%, 10/30/56 ......................... United States 190,000 191,373
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 90,000 91,679

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 215,000 $ 211,174
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 95,000 89,840
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 2,695,000 2,404,537
Senior Note, 144A, 7%, 2/01/33 ...................... United States 60,000 58,688
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,360,000 1,419,434
Comcast Corp. , Senior Bond , 3.45% , 2/01/50 ..............
United States 63,000 41,779
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 955,000 958,297
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 209,047
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 655,000 656,277
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 640,000 641,607
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 119,000 125,407
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 205,000 202,549
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 375,000 380,027
Senior Bond, 5.25%, 4/02/35 ......................... United States 255,000 256,651
Senior Bond, 5.875%, 11/30/55 ....................... United States 200,000 196,956
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 260,000 226,418
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 555,000 583,496
10,895,188
Electric Utilities 1.6%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 307,000 306,287
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 250,000 248,039
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 195,000 194,646
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 511,000 456,858
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 198,268 210,029
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 775,000 771,146
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 555,000 563,193
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 70,000 68,637
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 51,000 44,565
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 158,000 165,529
Senior Bond, 5.8%, 6/15/54 .......................... United States 21,000 20,469
Senior Note, 4.85%, 1/05/29 ......................... United States 246,000 248,170
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 210,000 207,347
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 20,000 19,656
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 510,000 501,404
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 290,000 285,869
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 243,000 244,727
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 92,000 93,345

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 292,000 $ 300,914
Senior Note, 5.15%, 3/15/29 ......................... United States 246,000 250,168
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 50,000 49,845
b
Generadora de Gatun SA , Senior Secured Bond , 144A, 6.874% ,
9/30/44 ......................................... Panama 200,000 205,238
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 114,000 114,945
Senior Bond, 5.25%, 3/15/34 ......................... United States 36,000 36,708
b
Guermat Elektrik Ueretim A/S , Senior Secured Note , 144A,
10.748% , 5/21/35 .................................. Turkiye 200,000 198,416
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 432,000 427,544
Senior Note, 5.3%, 3/15/32 .......................... United States 457,000 467,690
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 434,000 436,297
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 76,369
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 245,000 247,250
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 495,000 492,016
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 335,000 319,871
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 280,000 304,078
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 683,000 661,584
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 159,000 141,796
Senior Secured Note, 3.7%, 11/15/28 .................. United States 70,000 69,004
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 311,000 322,471
Senior Bond, 6.95%, 3/15/34 ......................... United States 22,000 24,112
Senior Bond, 4.95%, 7/01/50 ......................... United States 64,000 53,712
Senior Bond, 6.75%, 1/15/53 ......................... United States 355,000 373,466
Senior Note, 2.1%, 8/01/27 .......................... United States 36,000 35,007
Senior Note, 3.3%, 12/01/27 ......................... United States 170,000 167,061
Senior Note, 6.1%, 1/15/29 .......................... United States 255,000 263,190
Senior Note, 5.55%, 5/15/29 ......................... United States 31,000 31,706
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 45,000 45,860
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 145,000 143,553
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 107,000 111,079
Senior Note, 5.5%, 3/15/29 .......................... United States 31,000 31,805
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 348,000 349,421
Senior Bond, 4.95%, 3/15/36 ......................... United States 135,000 132,767
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 395,000 389,393
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 137,000 149,198
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 75,000 77,330
Senior Bond, 144A, 5.7%, 12/30/34 .................... United States 519,000 525,428
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 430,000 418,115
Senior Note, 144A, 3.7%, 1/30/27 ..................... United States 151,000 150,432
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 515,000 505,375
Senior Note, 144A, 4.6%, 10/15/30 .................... United States 405,000 397,339
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 135,000 141,595
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 180,000 187,395

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Vistra Operations Co. LLC, (continued)
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 320,000 $ 314,661
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 242,000 237,958
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 285,000 291,709
15,320,787
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 200,000 196,842
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 113,052
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 235,000 237,358
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 301,000 297,555
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 179,000 174,408
Senior Bond, 5.8%, 3/15/56 .......................... United States 30,000 29,591
1,048,806
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 415,000 405,051
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 385,000 367,371
b
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 75,000 73,765
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 560,000 542,699
1,388,886
Energy Equipment & Services 0.6%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 750,000 750,633
Borr IHC Ltd. / Borr Finance LLC ,
i
Senior Secured Note, 9%, 1/15/34 ..................... Mexico 200,000 200,890
b
Senior Secured Note, 144A, 10.375%, 11/15/30 .......... Mexico 408,004 433,558
b,i
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 225,000 226,845
b
Kodiak Gas Services LLC ,
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 215,000 216,408
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 245,000 249,446
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 35,000 36,715
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 12,308 12,655
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 320,000 305,697
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 295,000 311,802
b
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 410,000 437,652
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 493,500 517,384
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 38,000 38,696
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 885,000 911,144
4,649,525
Entertainment 0.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 865,000 890,591
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 245,000 179,769
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 70,000 70,123

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 $ 46,635
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 365,000 375,820
b
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 480,000 507,549
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 120,000 125,213
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 275,000 GBP 368,987
2,564,687
Financial Services 0.6%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 180,000 175,988
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 85,000 83,779
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 1,030,000 991,202
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 765,000 827,564
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 305,000 309,882
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 30,000 30,288
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 930,000 946,809
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 95,000 95,975
b
Petronas Capital Ltd. , Senior Bond , Reg S, 2.48% , 1/28/32 .... Malaysia 680,000 610,189
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 835,000 821,271
b
Rocket Cos., Inc. ,
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 77,749
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 765,000 777,815
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 255,000 EUR 292,947
6,041,458
Food Products 0.6%
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 80,000 82,582
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 225,000 228,944
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 715,000 697,642
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 95,000 96,972
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 100,000 99,762
b
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 95,000 94,471
Senior Note, 3%, 2/02/29 ........................... United States 187,000 179,328
Senior Note, 6.75%, 3/15/34 ......................... United States 43,000 46,849
Senior Note, 5.95%, 4/20/35 ......................... United States 34,000 35,086
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 16,000 13,832
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 21,000 23,573
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 40,000 43,860
Senior Bond, 4.625%, 10/01/39 ....................... United States 40,000 35,803
Senior Bond, 5%, 6/04/42 ........................... United States 565,000 505,731
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 665,000 659,776
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 740,000 730,492

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc., (continued)
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 29,000 $ 28,809
Senior Note, 144A, 5%, 3/01/32 ...................... United States 15,000 15,161
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 703,000 707,974
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 432,000 393,051
4,719,698
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 99,000 101,386
Ground Transportation 0.1%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 199,322
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 200,000 197,683
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 50,000 51,796
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 200,000 195,432
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 45,000 44,929
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 490,000 497,239
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 200,000 201,792
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 209,105
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 115,000 118,550
1,715,848
Health Care Equipment & Supplies 0.3%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,350
b,h
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.079% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 118,265
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 110,000 111,971
Senior Note, 4.8%, 8/14/29 .......................... United States 220,000 221,496
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 310,000 315,702
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 575,000 574,325
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 1,740,000 1,694,294
b
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 295,000 295,280
b
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................... United States 45,000 44,944
Senior Note, 144A, 5.4%, 6/01/33 ..................... United States 80,000 80,094
3,497,721
Health Care Providers & Services 0.8%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 525,000 495,192
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 238,000 256,741
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 550,000 577,593
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 345,000 357,518

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 730,000 $ 761,141
Senior Bond, 1.875%, 2/28/31 ........................ United States 625,000 549,267
Senior Bond, 4.78%, 3/25/38 ......................... United States 707,000 660,541
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 994,924
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,515
HCA, Inc. ,
Senior Bond, 5.6%, 4/01/34 .......................... United States 50,000 51,208
Senior Bond, 6%, 4/01/54 ........................... United States 274,000 268,039
Senior Note, 3.625%, 3/15/32 ........................ United States 238,000 221,525
Senior Note, 4.6%, 11/15/32 ......................... United States 65,000 63,481
b
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 275,000 278,775
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 United States 170,000 168,638
Senior Note, 5.75%, 3/01/28 ......................... United States 156,000 159,049
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 201,643
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,015,000 1,002,199
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 645,000 651,761
Senior Secured Note, 6.125%, 6/15/30 ................. United States 275,000 277,936
UnitedHealth Group, Inc. , Senior Bond , 4.625% , 7/15/35 ......
United States 250,000 243,046
8,255,732
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 780,000 812,771
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 90,000 86,835
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 960,000 981,936
1,068,771
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,479
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 685,000 702,738
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 41,165
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 155,000 153,848
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,617
943,847
Hotels, Restaurants & Leisure 1.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 580,000 550,122
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 285,000 289,155
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 100,000 100,118
Senior Note, 4.65%, 3/16/31 ......................... United States 200,000 200,056
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 440,000 424,446
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 35,000 31,369
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 130,000 131,636

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 255,000 $ 254,885
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,044,000 1,055,281
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 80,000 81,302
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,110,000 1,122,690
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 1,470,000 1,490,085
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 291,000 285,979
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 90,000 90,077
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 920,000 898,398
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 70,000 69,095
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 750,000 757,028
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 110,000 111,741
Senior Note, 5.375%, 12/15/31 ....................... United States 325,000 331,471
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 195,000 199,895
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,643
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 270,000 262,045
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 675,000 704,979
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 50,000 52,364
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 470,000 466,219
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 33,583
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 75,000 75,003
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 285,000 287,486
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 55,496
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 795,000 812,200
Senior Note, 144A, 6%, 2/01/33 ...................... United States 125,000 126,751
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 64,829
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 70,000 71,078
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,204
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 515,000 541,845
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 185,000 195,515
12,270,069
Household Durables 0.4%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 570,000 559,412
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 158,000 156,610
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 180,000 182,081
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 180,000 181,866
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 190,000 188,230
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,361
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 430,000 432,445

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 75,000 $ 74,742
Senior Bond, 3.8%, 11/01/29 ......................... United States 357,000 347,516
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 385,000 377,050
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 645,000 635,556
Whirlpool Corp. , Senior Bond , 5.75% , 3/01/34 ..............
United States 220,000 182,366
3,353,235
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,902
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 205,606
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 600,000 630,156
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 415,000 380,824
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 205,000 191,123
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 315,000 313,344
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 216,000 230,314
Senior Bond, 6.5%, 10/01/53 ......................... United States 252,000 270,581
Senior Bond, 5.75%, 3/15/54 ......................... United States 113,000 111,234
Senior Note, 4.4%, 1/15/31 .......................... United States 715,000 705,587
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 315,000 315,687
b
FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple , Senior Secured Bond , 144A, 7.25% , 1/31/41 ...... Mexico 198,101 201,875
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 410,000 400,020
A, Senior Note, 4.25%, 10/01/30 ...................... United States 385,000 379,911
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 430,000 432,758
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 90,000 90,027
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 280,000 279,142
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 445,000 443,746
b,g
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 65,000 65,564
5,647,499
Insurance 0.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 85,000 83,903
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 85,000 84,964
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 102,632
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 845,000 858,390
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 80,000 80,703
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 605,000 591,746
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 530,000 553,043
b
Athene Global Funding ,
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 476,000 475,451
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 75,000 74,070
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 175,000 176,046
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 25,000 23,618

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 484,000 $ 484,122
Senior Note, 5.25%, 6/23/32 ......................... United States 42,000 42,181
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 69,000 68,367
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 305,000 306,097
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 280,000 284,745
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 205,000 209,246
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 116,000 75,018
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 325,000 305,854
4,880,196
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 295,000 294,864
Senior Bond, 6.3%, 5/15/56 .......................... United States 210,000 212,034
506,898
IT Services 0.1%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 253,000 260,951
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 700,000 646,547
b
CoreWeave, Inc. , Senior Note , 144A, 9.75% , 10/01/31 ....... United States 245,000 252,847
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 65,789
1,226,134
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 242,000 211,717
Senior Note, 5.85%, 3/18/29 ......................... United States 212,000 217,518
429,235
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,059
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 230,000 227,229
313,288
Machinery 0.1%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,293
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 385,000 387,870
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 320,000 318,158
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 35,000 35,556
767,877
Media 1.2%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 410,000 383,689
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 345,000 336,046

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp., (continued)
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 470,000 $ 328,425
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 385,000 285,897
Senior Secured Note, 2.25%, 1/15/29 .................. United States 92,000 85,938
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 30,089
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 40,000 41,710
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 126,011
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,100,000 1,125,250
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 2,000 2,006
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 60,000 62,828
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 430,000 430,602
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 100,000 108,738
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 700,000 668,920
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 480,000 473,840
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 61,070
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 120,000 120,549
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 65,000 64,658
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 90,000 91,985
b
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 380,000 382,618
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 310,000 312,690
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 62,000 55,615
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 45,000 43,764
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 330,000 345,429
Paramount Global , Senior Bond , 5.85% , 9/01/43 ............
United States 250,000 184,398
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 605,000 622,394
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 705,000 642,645
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 575,000 646,449
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 180,000 184,492
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 360,000 358,990
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 685,000 595,240
9,202,975
Metals & Mining 0.7%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 355,000 353,079
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 70,000 70,041
b
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ................... United States 140,000 130,287
Senior Note, 144A, 7%, 3/15/32 ...................... United States 105,000 106,282
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 581,864
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 490,000 461,917
b
First Quantum Minerals Ltd. , Senior Note , 144A, 8% , 3/01/33 .. Zambia 290,000 304,272
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 290,000 264,428

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC, (continued)
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 255,000 $ 262,794
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 355,000 358,752
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,531
b
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 300,000 312,140
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 115,000 114,651
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 600,000 579,469
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 350,000 318,533
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 250,000 257,047
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 315,000 318,242
b
Sibanye-Stillwater UK Financing plc , Senior Note , 144A, 6.25% ,
11/15/31 ........................................ South Africa 200,000 200,408
5,064,737
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 165,000 166,952
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 24,000 20,454
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 315,000 317,188
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 69,207
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 174,000 177,107
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 299,000 286,519
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 65,000 67,095
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 478,000 473,092
1,577,614
Oil, Gas & Consumable Fuels 2.1%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 235,889
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 350,000 370,808
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 85,000 86,487
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 270,000 300,667
Senior Note, 5%, 12/15/29 .......................... Canada 241,000 244,651
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 446,000 409,583
Senior Note, 4.5%, 10/01/29 ......................... United States 606,000 603,327
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 70,000 68,993
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 72,000 75,035
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 335,000 305,942
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 310,000 317,909
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 320,000 325,338
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 310,000 325,342
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 149,000 153,566
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 696,000 726,057
Senior Bond, 5.65%, 10/15/54 ........................ United States 188,000 179,843
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 64,000 64,001

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 904,000 $ 915,080
Senior Bond, 6.5%, 2/01/42 .......................... United States 14,000 14,877
Senior Note, 5.25%, 7/01/29 ......................... United States 279,000 284,300
Senior Note, 5.2%, 4/01/30 .......................... United States 441,000 449,881
b
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 490,000 485,704
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 305,000 313,008
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 595,000 578,322
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 120,000 119,925
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 50,000 49,294
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 180,000 182,739
Senior Note, 144A, 6%, 4/15/30 ...................... United States 120,000 119,368
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 785,000 835,528
b
KazMunayGas National Co. JSC ,
Senior Bond, Reg S, 5.375%, 4/24/30 .................. Kazakhstan 200,000 203,194
Senior Bond, Reg S, 6.375%, 10/24/48 ................. Kazakhstan 200,000 201,542
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 547,000 626,155
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 630,000 633,385
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 720,000 738,623
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 160,000 161,066
Senior Note, 6.5%, 2/15/34 .......................... United States 405,000 405,955
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 144,000 160,639
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 331,000 329,102
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 201,473
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 65,000 65,000
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 658,000 662,522
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 155,000 154,312
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 560,000 569,870
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 25,000 24,701
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 165,000 161,669
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 201,000 201,025
Senior Bond, 4.875%, 2/01/31 ........................ United States 113,000 112,945
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 103,482
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 255,000 253,520
b
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 250,000 252,933
Senior Secured Note, 144A, 6.25%, 1/15/30 ............. United States 695,000 717,164
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 350,000 345,831
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 440,000 479,226
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 305,000 317,541
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 300,000 320,918
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 22,463

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global Plaquemines LNG LLC, (continued)
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 180,000 $ 191,012
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 285,000 314,674
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 26,153
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 227,000 232,229
Senior Note, 4.9%, 8/01/30 .......................... United States 219,000 218,726
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 276,000 282,931
18,833,445
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 600,000 597,404
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 200,000 187,391
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 190,000 183,679
968,474
Passenger Airlines 0.2%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 825,000 824,629
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 735,000 728,680
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 95,000 93,759
1,647,068
Personal Care Products 0.2%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 310,000 311,309
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 75,000 72,716
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 13,000 13,128
Senior Note, 4.9%, 3/22/33 .......................... United States 728,000 733,159
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 930,000 948,184
2,078,496
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 645,000 577,910
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 170,000 166,949
Senior Bond, 5.2%, 5/22/36 .......................... United States 295,000 298,822
Senior Note, 4.45%, 12/04/32 ........................ United States 115,000 113,464
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 295,000 293,958
Senior Bond, 5.7%, 3/18/56 .......................... United States 160,000 162,416
Senior Note, 4.1%, 11/05/30 ......................... United States 250,000 246,062
Senior Note, 4.6%, 3/18/33 .......................... United States 240,000 238,423
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 840,000 835,603
Senior Bond, 5.3%, 5/19/53 .......................... United States 90,000 84,529
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 253,000 256,085
Senior Bond, 5.2%, 9/25/35 .......................... United States 285,000 283,049
Senior Note, 2.2%, 9/02/30 .......................... United States 293,000 265,028

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond, 4.1%, 10/01/46 ......................... Israel 420,000 $ 320,546
Senior Note, 6.75%, 3/01/28 ......................... Israel 230,000 236,614
Senior Note, 8.125%, 9/15/31 ........................ Israel 1,385,000 1,563,057
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 6,000 6,387
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 72,000 65,166
6,014,068
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 515,000 527,018
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 490,000 495,780
1,022,798
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 465,000 456,814
Senior Bond, 4.95%, 1/15/36 ......................... United States 55,000 54,375
Senior Bond, 5.7%, 1/15/56 .......................... United States 460,000 459,320
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 66,000 55,236
b
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 465,000 452,016
Senior Note, 5.05%, 7/12/29 ......................... United States 251,000 255,414
b
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 400,000 427,189
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 400,000 410,079
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 600,000 624,421
Intel Corp. ,
Senior Bond, 4.15%, 8/05/32 ......................... United States 610,000 586,462
Senior Bond, 5.3%, 5/15/36 .......................... United States 216,830 216,638
Senior Bond, 6.125%, 5/15/56 ........................ United States 133,540 134,613
Marvell Technology, Inc. ,
Senior Bond, 5.3%, 4/15/36 .......................... United States 405,000 405,369
Senior Note, 5.75%, 2/15/29 ......................... United States 135,000 138,918
Senior Note, 4.75%, 7/15/30 ......................... United States 40,000 40,135
Senior Note, 5.95%, 9/15/33 ......................... United States 130,000 137,241
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 385,000 393,075
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 520,000 524,037
5,771,352
Software 0.4%
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 40,000 39,559
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 60,000 59,575
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 81,325
Oracle Corp. ,
Senior Bond, 3.9%, 5/15/35 .......................... United States 33,000 28,411
Senior Bond, 5.7%, 2/04/36 .......................... United States 97,000 95,338
Senior Bond, 3.65%, 3/25/41 ......................... United States 768,000 562,760
Senior Bond, 6.7%, 2/04/56 .......................... United States 45,000 43,371
Senior Note, 4.45%, 9/26/30 ......................... United States 590,000 572,164
Senior Note, 4.8%, 9/26/32 .......................... United States 620,000 595,980
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 65,000 60,849
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 580,000 583,659
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 176,000 154,543

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 843,000 $ 842,231
Senior Bond, 5.7%, 4/01/55 .......................... United States 8,000 7,805
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 88,517
3,816,087
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 251,000 249,252
Senior Bond, 2.9%, 1/15/30 .......................... United States 511,000 481,314
Senior Bond, 2.7%, 4/15/31 .......................... United States 502,000 457,326
Senior Note, 4.7%, 12/15/32 ......................... United States 45,000 44,424
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 82,000 81,241
Senior Bond, 4.75%, 5/15/47 ......................... United States 27,000 22,898
Senior Note, 4.9%, 9/01/29 .......................... United States 1,005,000 1,011,108
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 43,000 42,972
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 220,000 210,092
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 755,000 767,330
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 755,000 766,147
4,134,104
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 274,000 250,634
Senior Bond, 4.1%, 1/15/52 .......................... United States 350,000 253,112
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 390,000 393,328
897,074
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 493,000 492,114
Senior Note, 4.85%, 10/15/31 ........................ United States 83,000 82,919
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 27,578
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 380,000 387,529
990,140
Textiles, Apparel & Luxury Goods 0.2%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 650,809 693,603
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 200,000 EUR 235,837
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 255,000 247,317
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 214,000 193,720
Senior Bond, 5.5%, 3/11/35 .......................... United States 96,000 96,804
Senior Note, 5.1%, 3/11/30 .......................... United States 244,000 246,680
1,713,961
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 503,000 460,424
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 1,140,000 1,120,001

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,128,000 $ 1,149,693
Senior Note, 4.375%, 4/30/30 ........................ United States 90,000 89,416
Senior Note, 4.75%, 11/01/31 ........................ United States 94,000 94,451
2,913,985
Trading Companies & Distributors 0.2%
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 156,000 158,302
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 635,000 637,990
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 420,000 436,312
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 295,000 310,384
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 40,000 41,003
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 246,608
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,474
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 80,000 82,623
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 30,000 30,844
1,964,540
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 305,000 301,220
Wireless Telecommunication Services 0.6%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 211,433
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 260,000 269,761
Rogers Communications, Inc. ,
Senior Note, 3.8%, 3/15/32 .......................... Canada 1,488,000 1,391,387
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 90,000 93,358
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 185,000 189,364
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 65,000 59,966
Senior Bond, 5.05%, 7/15/33 ......................... United States 38,000 38,260
Senior Bond, 5%, 2/15/36 ........................... United States 710,000 700,170
Senior Note, 3.375%, 4/15/29 ........................ United States 138,000 133,948
Senior Note, 3.875%, 4/15/30 ........................ United States 8,000 7,786
Senior Note, 5.125%, 5/15/32 ........................ United States 575,000 583,374
Senior Note, 6.7%, 12/15/33 ......................... United States 612,000 673,278
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 530,000 555,065
4,907,150
Total Corporate Bonds (Cost $245,588,083) ...................................
244,219,420
Senior Floating Rate Interests 0.5%
Automobile Components 0.0%
†
j
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.163%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 45,820 44,824
Chemicals 0.0%
†
j
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.19%, (1-month SOFR + 7.438%), 3/15/30 ............. United States 18,926 17,684

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies 0.0%
†
j
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.152%, (1-month SOFR + 2.5%), 10/23/28 ... United States 17,680 $ 17,726
Containers & Packaging 0.1%
j
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.149%, (1-month SOFR + 3.5%), 4/15/30 ...... United States 460,000 453,420
Distributors 0.1%
j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.7%, (3-month SOFR + 4%), 11/30/30 ............. United States 451,417 434,644
j
Food Products 0.2%
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 369,232 367,361
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan, 7.87%,
(1-month SOFR + 4.25%), 2/11/33 ..................... United States 557,500 561,408
928,769
a a a a a a
Health Care Equipment & Supplies 0.0%
†
j
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.37%, (1-month SOFR + 3.75%), 1/15/31 .......... United States 61,111 61,448
j
Hotels, Restaurants & Leisure 0.0%
†
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.87%, (1-month SOFR + 3.25%), 1/29/29 ............... United States 362,601 361,889
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.674%, (3-month SOFR + 3%), 4/04/29 ... United States 34,388 33,964
395,853
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.638%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,315 53,907
j
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 54,606 54,838
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 76,929 77,506
132,344
a a a a a a
Oil, Gas & Consumable Fuels 0.0%
†
j
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 360,318 361,970
j
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.87%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 1,057,112 1,023,047
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 79,785 79,935
1,102,982
a a a a a a
j
Software 0.0%
†
Rocket Software, Inc., First Lien, CME Term Loan, 7.402%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 55,866 54,502

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Software (continued)
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 9,851 $ 9,533
64,035
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
j
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.163%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 58,946 41,550
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.12%, (1-month SOFR + 4.5%), 9/13/29 ........... United Kingdom 44,100 44,326
Total Senior Floating Rate Interests (Cost $4,180,469) .........................
4,155,482
Foreign Government and Agency Securities 3.5%
b
Angola Government Bond ,
Senior Bond, 144A, 9.375%, 5/08/48 ................... Angola 200,000 196,450
Senior Bond, Reg S, 8.75%, 4/14/32 ................... Angola 440,000 451,688
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 880,000 679,360
Senior Note, 0.75%, 7/09/30 ......................... Argentina 237,600 207,591
b
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 170,000 164,900
b
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 170,000 176,729
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 410,000 423,811
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 230,000 243,335
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 200,000 213,766
b
Bolivia Government Bond , Senior Note , 144A, 9.45% , 5/14/31 .. Bolivia 200,000 195,002
Brazil Government Bond ,
Senior Bond, 4.5%, 5/30/29 .......................... Brazil 410,000 407,540
Senior Bond, 6.125%, 3/15/34 ........................ Brazil 660,000 668,250
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 550,000 409,475
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 230,000 225,554
b
Cameroon Government Bond , Senior Note , Reg S, 9.5% , 7/31/31 Cameroon 200,000 205,682
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 480,000 500,400
Senior Bond, 4.34%, 3/07/42 ......................... Chile 370,000 327,450
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 200,000 208,100
Senior Bond, 7.75%, 11/07/36 ........................ Colombia 200,000 209,000
Senior Bond, 6.125%, 1/18/41 ........................ Colombia 190,000 170,287
Senior Note, 7.375%, 4/25/30 ......................... Colombia 410,000 427,921
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 200,000 173,629
b
Congo Government Bond , Senior Bond , Reg S, 9.5% , 5/26/36 . Congo 200,000 200,672
b
Costa Rica Government Bond ,
Senior Bond, 144A, 6.55%, 4/03/34 .................... Costa Rica 400,000 426,086
Senior Bond, Reg S, 7.158%, 3/12/45 .................. Costa Rica 200,000 219,554
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 380,000 367,479
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 520,000 495,950
Senior Bond, Reg S, 7.45%, 4/30/44 ................... Dominican
Republic 100,000 107,413

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Dominican Republic Government Bond, (continued)
Senior Bond, Reg S, 6.85%, 1/27/45 ................... Dominican
Republic 160,000 $ 162,142
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 251,745
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 260,000 234,015
b
Ecuador Government Bond ,
Senior Bond, Reg S, 6.9%, 7/31/35 .................... Ecuador 130,575 120,358
Senior Bond, Reg S, 6.9%, 7/31/35 .................... Ecuador 169,425 156,167
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 200,000 207,856
Senior Bond, Reg S, 7.053%, 1/15/32 .................. Egypt 300,000 302,854
Senior Bond, Reg S, 7.3%, 9/30/33 .................... Egypt 490,000 489,556
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 200,000 214,712
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 330,000 340,025
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 210,000 221,694
b,g
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 600,000 695,367
b
Empresa Nacional del Petroleo , Senior Bond , 144A, 5.95% ,
7/30/34 ......................................... Chile 200,000 205,554
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 200,000 176,488
Ghana Government Bond ,
b
Senior Bond, 144A, 5%, 7/03/35 ....................... Ghana 370,000 347,283
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 600,000 640,326
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 490,000 532,432
b
Honduras Government Bond , Senior Bond , Reg S, 6.25% ,
1/19/27 ......................................... Honduras 150,000 151,087
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 608,844
Indonesia Government Bond ,
Senior Bond, 5.69%, 5/29/36 ......................... Indonesia 205,000 209,151
b
Senior Bond, Reg S, 7.75%, 1/17/38 ................... Indonesia 380,000 454,033
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 275,000 271,406
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 215,201
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 1,020,000 1,018,983
Jamaica Government Bond , Senior Bond , 8% , 3/15/39 .......
Bermuda 170,000 202,679
b
Jordan Government Bond , Senior Bond , Reg S, 5.85% , 7/07/30 Jordan 270,000 273,127
Mexico Government Bond ,
Senior Bond, 4.875%, 5/19/33 ........................ Mexico 200,000 189,644
Senior Bond, 4.28%, 8/14/41 ......................... Mexico 380,000 300,010
Senior Bond, 5%, 4/27/51 ........................... Mexico 200,000 158,000
Senior Bond, 6.338%, 5/04/53 ........................ Mexico 200,000 187,850
b
Montenegro Government Bond , Senior Note , Reg S, 7.25% ,
3/12/31 ......................................... Montenegro 400,000 422,933
b
Morocco Government Bond , Senior Bond , Reg S, 5.5% , 12/11/42 Morocco 210,000 198,310
b
Nigeria Government Bond ,
Senior Bond, 144A, 8.631%, 1/13/36 ................... Nigeria 680,000 750,602
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 400,000 405,790
b
Oman Government Bond ,
Senior Bond, Reg S, 6%, 8/01/29 ...................... Oman 290,000 301,304
Senior Bond, Reg S, 7.375%, 10/28/32 ................. Oman 300,000 341,393
Senior Bond, Reg S, 6.5%, 3/08/47 .................... Oman 250,000 267,247
b
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 200,000 197,060
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 .......................... Panama 420,000 445,977

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Panama Government Bond, (continued)
Senior Bond, 3.87%, 7/23/60 ......................... Panama 200,000 $ 137,210
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 400,000 402,976
Senior Bond, Reg S, 3.849%, 6/28/33 .................. Paraguay 240,000 225,446
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 740,000 684,315
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 202,597
Petroleos Mexicanos ,
Senior Bond, 5.95%, 1/28/31 ......................... Mexico 310,000 305,848
Senior Bond, 6.75%, 9/21/47 ......................... Mexico 30,000 25,285
Senior Note, 10%, 2/07/33 ........................... Mexico 230,000 270,352
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 520,000 513,001
Senior Bond, 4.2%, 3/29/47 .......................... Philippines 280,000 225,689
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 193,800
b
Romania Government Bond ,
Senior Bond, 144A, 3%, 2/14/31 ....................... Romania 450,000 405,894
Senior Bond, 144A, 7.125%, 1/17/33 ................... Romania 310,000 330,018
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 380,000 359,214
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 510,000 427,034
b
Serbia Government Bond , Senior Bond , 144A, 6.5% , 9/26/33 .. Serbia 200,000 212,310
South Africa Government Bond ,
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 200,000 206,060
Senior Bond, 5%, 10/12/46 ........................... South Africa 430,000 337,170
Senior Bond, 7.3%, 4/20/52 .......................... South Africa 200,000 200,332
b
Sri Lanka Government Bond , Senior Bond , 144A, 3.6% , 6/15/35 Sri Lanka 35,000 27,964
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 470,000 506,030
b
Telecommunications Co. Telekom Srbija AD Belgrade , Senior
Note , 144A, 7.25% , 5/18/31 .......................... Serbia 200,000 199,917
Turkiye Government Bond ,
Senior Bond, 7.625%, 5/15/34 ........................ Turkiye 410,000 427,358
Senior Note, 8.6%, 9/24/27 .......................... Turkiye 200,000 208,898
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 390,000 430,321
b
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 30,270 17,557
Senior Bond, 144A, 4.5%, 2/01/35 ..................... Ukraine 160,000 108,241
Senior Bond, 144A, 2/01/36 .......................... Ukraine 25,225 14,602
Senior Bond, 144A, 4.5%, 2/01/36 ..................... Ukraine 190,000 126,574
Senior Note, 144A, 2/01/30 .......................... Ukraine 9,585 6,759
Senior Note, 144A, 2/01/34 .......................... Ukraine 35,820 19,158
Senior Note, 144A, 4.5%, 2/01/34 ..................... Ukraine 110,000 75,518
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 400,000 469,520
Senior Bond, 5.1%, 6/18/50 .......................... Uruguay 60,000 55,785
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 520,000 557,149
b,k
Venezuela Government Bond ,
Senior Bond, Reg S, 6%, 12/09/20 ..................... Venezuela 760,000 333,260
Senior Bond, Reg S, 7.65%, 4/21/25 ................... Venezuela 690,000 324,300
Total Foreign Government and Agency Securities (Cost $30,592,585) ............
31,145,741

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 1.9%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 1,250,000 $ 1,182,178
l
2.75%, 8/15/42 ................................... United States 5,000,000 3,800,586
l
3%, 2/15/49 ..................................... United States 5,000,000 3,619,726
2%, 8/15/51 ..................................... United States 1,370,000 772,685
2.875%, 5/15/52 .................................. United States 220,000 150,915
3.625%, 2/15/53 .................................. United States 470,000 372,879
U.S. Treasury Notes ,
2.75%, 8/15/32 ................................... United States 660,000 606,762
3.375%, 5/15/33 .................................. United States 2,770,000 2,619,219
3.875%, 8/15/33 .................................. United States 1,650,000 1,607,106
4.375%, 5/15/34 .................................. United States 1,180,000 1,182,835
4.25%, 11/15/34 .................................. United States 830,000 822,851
Total U.S. Government and Agency Securities (Cost $17,927,810) ...............
16,737,742
Asset-Backed Securities 4.3%
Automobiles 0.0%
†
j
Volkswagen Auto Loan Enhanced Trust , 2025-2 , A2B , FRN ,
3.995% , ( 30-day SOFR Average + 0.37% ), 8/21/28 . ........ United States 226,311 226,371
Capital Markets 0.1%
b,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 500,000 501,245
Consumer Finance 0.4%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 162,000 160,820
GM Financial Consumer Automobile Receivables Trust ,
2022-3, A4, 3.71%, 12/16/27 ......................... United States 70,680 70,670
2025-1, A3, 4.62%, 12/17/29 ......................... United States 723,000 726,536
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 172,132 172,880
j
2026-A, A2B, FRN, 3.983%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 327,000 327,183
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 327,000 326,894
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 25,437 25,495
j
2025-C, A2B, FRN, 3.943%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 1,700,026 1,699,915
j
2025-D, A2B, FRN, 3.963%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 149,267 149,326
World Omni Auto Receivables Trust , 2026-A , A3 , 3.86% , 5/15/31 .
United States 50,000 49,528
3,709,247
a a a a a a
Financial Services 3.8%
b,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,837
b,j
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 1,125,000 1,125,981
b,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,229
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 175,000 177,021
b,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 125,000 125,306
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 34,592 34,815

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.962% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 118,844 $ 119,210
b,j
CBAMR Ltd. , 2017-2A , AR , 144A, FRN , 5.132% , ( 3-month SOFR
+ 1.452% ), 7/17/34 . ................................ United States 200,000 200,000
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 50,000 50,060
b,j
CIFC Funding Ltd. ,
2017-4A, A2R, 144A, FRN, 5.479%, (3-month SOFR +
1.812%), 10/24/30 ................................. United States 1,811,374 1,815,495
2021-7A, AR, 144A, FRN, 4.756%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 488,000 488,327
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 181,000 180,639
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 259,000 254,409
b,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,438
b,j
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.81% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 1,175,000 1,178,521
b,j
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 250,000 250,354
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 114,671 114,546
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 131,307 130,355
j
2026-HF3, A1A, 144A, FRN, 5.012%, (30-day SOFR Average +
1.4%), 3/25/56 .................................... United States 2,856,860 2,867,273
Ford Credit Auto Owner Trust ,
2022-C, A4, 4.59%, 12/15/27 ......................... United States 35,389 35,400
j
2025-B, A2B, FRN, 3.943%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 43,555 43,555
j
2026-A, A2B, FRN, 4.073%, (30-day SOFR Average + 0.43%),
1/15/29 ......................................... United States 2,336,000 2,340,025
b,j
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.755% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 2,500,000 2,501,250
Honda Auto Receivables Owner Trust ,
2025-3, A3, 4.04%, 2/21/30 .......................... United States 1,446,000 1,443,384
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 194,000 193,584
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 1,011,000 1,007,811
b
J.P. Morgan Mortgage Trust ,
j
2023-HE2, A1, 144A, FRN, 5.325%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 116,437 116,809
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 42,375 42,580
j
2025-HE3, A1, 144A, FRN, 4.975%, (30-day SOFR Average +
1.35%), 3/20/56 ................................... United States 71,620 72,051
j
2026-HE1, A1, 144A, FRN, 4.875%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 240,414 241,453
b,j
KKR CLO 43 Ltd. ,
2022-43A, A1R2, 144A, FRN, 4.771%, (3-month SOFR +
1.1%), 4/15/38 .................................... Jersey 250,000 249,678
2022-43A, A2R2, 144A, FRN, 5.121%, (3-month SOFR +
1.45%), 4/15/38 ................................... Jersey 320,000 321,090
b,j
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.04% , ( 3-month SOFR + 1.36% ), 7/16/37 . ............... United States 250,000 250,734
b,i,j
Mountain View CLO XV Ltd. , 2019-2AR , A1R2 , 144A, FRN ,
4.918% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 450,000 450,112
b,j
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.73% , ( 3-month SOFR + 1.05% ), 7/17/36 . ..... United States 2,000,000 2,003,146
b,j
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.729% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 2,500,000 2,504,302

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.066% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 250,000 $ 249,935
b,j
Northwoods Capital 25 Ltd. , 2021-25A , B1R , 144A, FRN , 5.275% ,
( 3-month SOFR + 1.6% ), 7/20/34 . ..................... United States 370,000 370,905
b,j
Oaktree CLO Ltd. ,
2021-1A, A1R, 144A, FRN, 5.023%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 250,873
2021-2A, AR, 144A, FRN, 4.643%, (3-month SOFR + 0.97%),
1/15/35 ......................................... United States 1,000,000 998,759
b,j
Octagon 64 Ltd. , 2022-1A , A1R , 144A, FRN , 4.932% , ( 3-month
SOFR + 1.26% ), 7/21/35 . ............................ United States 2,200,000 2,203,681
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 231,460 228,568
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 250,000 244,696
b,j
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 4.861% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 250,000 250,510
b,j
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 250,000 250,252
b,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 90,040 90,084
b,j
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 2,450,000 2,453,606
b
Towd Point Mortgage Trust ,
2024-CES4, A1, 144A, 5.122%, 9/25/64 ................. United States 58,833 58,808
j
2025-HE1, A1A, 144A, FRN, 4.962%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 73,964 74,120
b,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 257,390 257,749
b,j
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 42,095 42,137
b,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.115% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 82,969 83,055
Verizon Master Trust , 2026-1 , A1A , 3.94% , 2/20/31 . .........
United States 2,200,000 2,190,478
33,978,996
a a a a a a
Total Asset-Backed Securities (Cost $38,398,761) .............................
38,415,859
Commercial Mortgage-Backed Securities 2.8%
Financial Services 2.8%
b,m
1301 Trust , 2025-1301 , A , 144A, FRN , 5.059% , 8/11/42 ....... United States 139,000 139,272
b,j
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.888% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 58,766 58,881
BANK ,
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 814,000 791,352
m,n
2020-BN26, XA, IO, FRN, 1.189%, 3/15/63 .............. United States 3,706,030 119,510
BANK5 Trust ,
m,n
2025-5YR15, XA, IO, FRN, 1.221%, 7/15/58 ............. United States 9,441,840 418,456
m,n
2025-5YR18, XA, IO, FRN, 1.047%, 12/15/58 ............. United States 14,888,070 620,638
2026-5YR20, AS, 5.336%, 2/15/59 ..................... United States 72,000 72,433
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 402,000 363,742
m
BBCMS Mortgage Trust ,
2023-C21, A3, FRN, 6.296%, 9/15/56 ................... United States 870,000 904,415
n
2025-5C33, XA, IO, FRN, 0.817%, 3/15/58 ............... United States 10,461,453 284,991
n
2025-5C34, XA, IO, FRN, 1.167%, 5/15/58 ............... United States 1,630,274 66,358
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................. United States 525,000 529,490

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust ,
2019-B12, A2, 3.001%, 8/15/52 ....................... United States 723,548 $ 710,565
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 145,189 139,523
2019-B15, A2, 2.914%, 12/15/72 ...................... United States 497,493 489,511
m,n
2020-B21, XA, IO, FRN, 1.401%, 12/17/53 ............... United States 5,350,032 260,779
m
2025-V16, AS, FRN, 5.859%, 8/15/58 ................... United States 483,000 496,522
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 741,000 750,101
m,n
2026-V21, XA, IO, FRN, 1.431%, 3/15/59 ................ United States 3,975,586 239,386
m,n
BMO Mortgage Trust ,
2025-5C10, XA, IO, FRN, 1.354%, 5/15/58 ............... United States 1,021,812 46,027
2025-5C11, XA, IO, FRN, 1.11%, 7/15/58 ................ United States 12,084,174 495,271
2026-5C14, XA, IO, FRN, 1.184%, 3/15/59 ............... United States 12,968,805 640,337
b,j
BX Commercial Mortgage Trust , 2026-CSMO , A , 144A, FRN ,
5.027% , ( 1-month SOFR + 1.4% ), 2/15/43 ............... United States 179,000 179,697
b
BX Trust ,
m
2025-ARIA, B, 144A, FRN, 5.177%, 12/13/42 ............. United States 130,000 130,245
j
2025-VOLT, A, 144A, FRN, 5.327%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 125,000 125,289
j
2026-CLS, A, 144A, FRN, 5.027%, (1-month SOFR + 1.4%),
5/15/43 ......................................... United States 452,000 453,655
m
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 498,000 478,049
m
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 80,000 78,484
Citigroup Commercial Mortgage Trust ,
m
2014-GC21, C, FRN, 4.78%, 5/10/47 ................... United States 564,102 556,534
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 953,000 947,619
m
2016-P6, B, FRN, 4.147%, 12/10/49 .................... United States 368,000 340,261
COMM Mortgage Trust ,
b
2013-CR6, B, 144A, 3.397%, 3/10/46 ................... United States 155,852 154,296
m
2015-CR26, B, FRN, 4.681%, 10/10/48 ................. United States 341,541 335,056
m
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 352,000 337,632
m
2017-COR2, C, FRN, 4.587%, 9/10/50 .................. United States 127,000 121,216
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 21,354 21,294
m,n
2019-C15, XA, IO, FRN, 0.986%, 3/15/52 ................ United States 5,126,007 105,578
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 806,817 768,905
m
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 176,000 173,065
GS Mortgage Securities Trust , 2019-GC42 , A2 , 2.933% , 9/10/52
United States 893,798 857,748
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
m
2013-C10, C, FRN, 4.108%, 12/15/47 .................. United States 116,197 112,804
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 686,000 666,649
m
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , B ,
FRN , 4.509% , 2/15/47 .............................. United States 633,355 629,535
m
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 454,000 444,339
JPMDB Commercial Mortgage Securities Trust ,
m
2018-C8, C, FRN, 4.754%, 6/15/51 .................... United States 133,000 123,524
2019-COR6, A2, 2.946%, 11/13/52 ..................... United States 649,904 633,697
b,m,n
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.501% , 7/12/50 . United States 2,857,062 23,048
b,m
MAD Commercial Mortgage Trust ,
2025-11MD, A, 144A, FRN, 4.754%, 10/15/42 ............ United States 125,000 124,449
2025-11MD, C, 144A, FRN, 5.631%, 10/15/42 ............ United States 175,000 176,327
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 527,001 504,209
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 776,953 761,374
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 430,000 393,338

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 1,022,000 $ 1,006,689
n
2016-C32, XA, IO, FRN, 0.631%, 12/15/49 ............... United States 8,490,290 19,550
m
Morgan Stanley Capital I Trust , 2018-L1 , C , FRN , 4.767% ,
10/15/51 ........................................ United States 263,000 241,052
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 125,000 115,630
b,j
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.827% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 180,212
UBS Commercial Mortgage Trust , 2018-C14 , A4 , 4.448% ,
12/15/51 ........................................ United States 663,000 658,920
m,n
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 4,908 4
Wells Fargo Commercial Mortgage Trust ,
2017-C39, A5, 3.418%, 9/15/50 ....................... United States 700,000 688,128
2017-C39, B, 4.025%, 9/15/50 ........................ United States 491,000 465,401
2019-C49, B, 4.546%, 3/15/52 ........................ United States 581,000 560,583
m
2020-C56, B, FRN, 3.609%, 6/15/53 ................... United States 904,000 789,081
m
WFRBS Commercial Mortgage Trust , 2014-C21 , B , FRN , 4.213% ,
8/15/47 ......................................... United States 741,882 731,071
24,851,797
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $24,484,244) ..............
24,851,797
Mortgage-Backed Securities 14.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
FHLMC Pool, 15 Year, 2.5%, 10/01/36 .................... United States 286,769 270,468
FHLMC Pool, 30 Year, 2%, 3/01/51 ...................... United States 1,044,586 843,603
FHLMC Pool, 30 Year, 2.5%, 1/01/52 - 4/01/52 ............. United States 2,848,233 2,433,669
FHLMC Pool, 30 Year, 3%, 3/01/43 - 8/01/52 ............... United States 1,116,130 996,324
FHLMC Pool, 30 Year, 3.5%, 8/01/43 ..................... United States 152,432 142,715
FHLMC Pool, 30 Year, 4%, 9/01/49 ...................... United States 841,520 798,660
FHLMC Pool, 30 Year, 4.5%, 9/01/52 ..................... United States 432,350 418,166
FHLMC Pool, 30 Year, 5.5%, 12/01/52 .................... United States 204,918 206,685
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 278,357 286,902
6,397,192
Federal National Mortgage Association (FNMA) Fixed Rate 9.3%
FNMA, 3.5%, 6/01/56 ................................ United States 1,025,077 931,380
FNMA, 15 Year, 1.5%, 7/01/36 ......................... United States 562,239 507,566
FNMA, 15 Year, 2%, 3/01/36 ........................... United States 806,753 743,616
FNMA, 30 Year, 2%, 10/01/50 - 3/01/52 ................... United States 4,296,766 3,497,941
FNMA, 30 Year, 2.5%, 11/01/51 - 3/01/52 ................. United States 1,519,043 1,300,707
FNMA, 30 Year, 3%, 2/01/43 - 3/01/52 .................... United States 802,913 717,073
FNMA, 30 Year, 3.5%, 6/01/42 - 6/01/52 .................. United States 1,262,221 1,156,668
FNMA, 30 Year, 4.5%, 8/01/52 - 1/01/53 .................. United States 420,088 406,182
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 42,069 42,145
FNMA, 30 Year, 5.5%, 1/01/38 - 11/01/52 ................. United States 523,373 530,941
FNMA, 30 Year, 6.5%, 4/01/53 ......................... United States 165,696 172,787
o
Uniform Mortgage-Backed Securities, 1.5%, TBA, 6/25/41 ..... United States 1,460,000 1,311,347
o
Uniform Mortgage-Backed Securities, 2%, TBA, 6/25/41 ...... United States 1,710,000 1,570,894
o
Uniform Mortgage-Backed Securities, 2%, TBA, 6/25/56 ...... United States 15,100,000 12,082,348
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 6/25/41 ..... United States 260,000 244,969
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 6/25/56 ..... United States 10,680,000 8,938,249
o
Uniform Mortgage-Backed Securities, 3%, TBA, 6/25/56 ...... United States 4,580,000 4,000,827
o
Uniform Mortgage-Backed Securities, 3.5%, TBA, 6/25/56 ..... United States 3,300,000 2,999,997
o
Uniform Mortgage-Backed Securities, 4%, TBA, 6/25/56 ...... United States 3,590,000 3,361,669

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
o
Uniform Mortgage-Backed Securities, 4.5%, TBA, 6/25/41 -
6/25/56 ......................................... United States 1,130,000 $ 1,086,127
o
Uniform Mortgage-Backed Securities, 5%, TBA, 6/25/41 ...... United States 1,560,000 1,568,572
o
Uniform Mortgage-Backed Securities, 5%, TBA, 6/25/56 ...... United States 2,920,000 2,873,207
o
Uniform Mortgage-Backed Securities, 5.5%, TBA, 6/25/56 ..... United States 11,000,000 11,050,267
o
Uniform Mortgage-Backed Securities, 6%, TBA, 6/25/56 ...... United States 13,920,000 14,215,472
o
Uniform Mortgage-Backed Securities, 6.5%, TBA, 6/25/56 ..... United States 7,590,000 7,890,429
83,201,380
Government National Mortgage Association (GNMA) Fixed Rate 4.4%
GNMA II, 30 Year, 2.5%, 2/20/52 - 3/20/52 ................. United States 964,123 826,446
GNMA II, 30 Year, 3.5%, 3/20/47 ........................ United States 865,387 789,434
o
GNMA II, Single-family, 30 Year, 2%, 6/15/56 ............... United States 4,170,000 3,422,003
o
GNMA II, Single-family, 30 Year, 2.5%, 6/15/56 ............. United States 3,260,000 2,789,467
GNMA II, Single-family, 30 Year, 3%, 11/20/53 - 1/20/54 ....... United States 755,733 675,665
o
GNMA II, Single-family, 30 Year, 3%, 6/15/56 ............... United States 1,720,000 1,529,369
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 43,295 38,586
o
GNMA II, Single-family, 30 Year, 3.5%, 6/15/56 ............. United States 1,250,000 1,126,298
GNMA II, Single-family, 30 Year, 4%, 12/20/52 .............. United States 482,165 453,483
o
GNMA II, Single-family, 30 Year, 4%, 6/15/56 ............... United States 2,040,000 1,897,335
o
GNMA II, Single-family, 30 Year, 4.5%, 6/15/56 ............. United States 3,260,000 3,136,665
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 34,579 34,554
o
GNMA II, Single-family, 30 Year, 5%, 6/15/56 ............... United States 6,250,000 6,172,831
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 13,153 13,441
o
GNMA II, Single-family, 30 Year, 5.5%, 6/15/56 ............. United States 10,480,000 10,546,271
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 758,013 789,789
o
GNMA II, Single-family, 30 Year, 6%, 6/15/56 ............... United States 4,690,000 4,778,951
39,020,588
Total Mortgage-Backed Securities (Cost $129,153,863) .........................
128,619,160
Residential Mortgage-Backed Securities 2.3%
Financial Services 2.3%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 199,296 198,841
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 351,982 354,434
b,j
Chase Home Lending Mortgage Trust ,
2024-11, A11, 144A, FRN, 4.862%, (30-day SOFR Average +
1.25%), 11/25/55 .................................. United States 84,856 85,321
2025-10, A11, 144A, FRN, 4.912%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 80,855 81,078
2025-7, A11, 144A, FRN, 5.012%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 44,927 45,100
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 419,084 420,873
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 302,140 304,522
m
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 3,053,927 3,071,283
b,j
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.812% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 157,033 157,431
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.262%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 7,372 7,388
2021-DNA6, M2, 144A, FRN, 5.112%, (30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 33,454 33,515
2021-DNA7, M2, 144A, FRN, 5.412%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 108,000 108,360

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
FHLMC STACR REMIC Trust, (continued)
2022-DNA5, M1A, 144A, FRN, 6.562%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 147,964 $ 149,738
2022-DNA6, M1A, 144A, FRN, 5.762%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 21,484 21,526
2023-DNA1, M1A, 144A, FRN, 5.708%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 12,042 12,181
2023-HQA2, M1A, 144A, FRN, 5.612%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 4,040 4,043
2023-HQA3, A1, 144A, FRN, 5.462%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 31,410 31,614
2023-HQA3, M1, 144A, FRN, 5.462%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 6,449 6,478
2024-HQA2, A1, 144A, FRN, 4.862%, (30-day SOFR Average +
1.25%), 8/25/44 ................................... United States 189,750 190,632
2025-DNA1, A1, 144A, FRN, 4.562%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 31,825 31,859
2025-DNA2, A1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 77,550 77,861
2025-DNA2, M1, 144A, FRN, 4.812%, (30-day SOFR Average
+ 1.2%), 5/25/45 .................................. United States 199,065 199,147
2025-DNA3, M1, 144A, FRN, 4.712%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 114,441 114,460
2025-DNA4, M1, 144A, FRN, 4.712%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 78,320 78,319
b,j
FNMA Connecticut Avenue Securities Trust ,
2021-R03, 1M2, 144A, FRN, 5.262%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 33,731 33,854
2022-R02, 2M2, 144A, FRN, 6.612%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 507,268 513,334
2022-R03, 1M2, 144A, FRN, 7.112%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 13,000 13,264
2022-R04, 1M2, 144A, FRN, 6.712%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 13,000 13,211
2022-R05, 2M1, 144A, FRN, 5.512%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 12,432 12,437
2022-R09, 2M1, 144A, FRN, 6.112%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 542,412 546,705
2023-R03, 2M1, 144A, FRN, 6.112%, (30-day SOFR Average +
2.5%), 4/25/43 .................................... United States 1,657,125 1,668,644
2023-R06, 1M1, 144A, FRN, 5.312%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 20,339 20,394
2023-R07, 2M1, 144A, FRN, 5.562%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 3,851 3,858
2023-R08, 1M1, 144A, FRN, 5.112%, (30-day SOFR Average +
1.5%), 10/25/43 ................................... United States 256,230 256,511
2024-R03, 2M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 128,716 128,734
2024-R04, 1M1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 590 590
2024-R06, 1A1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 34,615 34,714
2025-R01, 1A1, 144A, FRN, 4.562%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 32,244 32,289
2025-R01, 1M1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 16,526 16,532
2025-R02, 1A1, 144A, FRN, 4.612%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 74,869 74,968

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
FNMA Connecticut Avenue Securities Trust, (continued)
2025-R02, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 82,325 $ 82,346
2025-R03, 2A1, 144A, FRN, 5.062%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 99,369 99,930
2025-R04, 1A1, 144A, FRN, 4.612%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 62,243 62,368
2025-R04, 1M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 117,023 117,147
2025-R06, 1A1, 144A, FRN, 4.512%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 129,888 130,043
2026-R01, 2A1, 144A, FRN, 4.462%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 225,107 225,098
2026-R01, 2M1, 144A, FRN, 4.612%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 222,572 222,638
2026-R02, 1M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 490,275 490,493
2026-R03, 2A1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 1,231,769 1,235,488
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 12,606 12,329
b,j
GS Mortgage-Backed Securities Trust , 2025-PJ10 , A27 , 144A,
FRN , 4.962% , ( 30-day SOFR Average + 1.35% ), 4/25/56 .... United States 1,419,074 1,422,703
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 64,841 65,276
b,j
MFA Trust , 2026-NQM1 , A1F , 144A, FRN , 5.062% , ( 30-day SOFR
Average + 1.45% ), 2/25/71 ........................... United States 3,285,123 3,294,266
j
MortgageIT Trust , 2004-1 , M2 , FRN , 4.704% , ( 1-month SOFR +
1.119% ), 11/25/34 ................................. United States 65,784 62,559
b
OBX Trust ,
2023-NQM8, A1, 144A, 7.045%, 9/25/63 ................ United States 81,040 81,359
j
2025-J2, AF, 144A, FRN, 4.912%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 71,820 71,983
j
2026-INV3, AF2, 144A, FRN, 4.962%, (30-day SOFR Average +
1.35%), 4/25/56 ................................... United States 681,050 681,399
b,m
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 111,221 108,823
b,j
PMT Loan Trust , 2025-INV10 , A36 , 144A, FRN , 4.962% , ( 30-day
SOFR Average + 1.35% ), 10/01/56 .................... United States 655,020 656,017
b,j
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.112% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ......... United States 87,029 87,494
j
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.129% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 120,971 109,804
b,j
Sequoia Mortgage Trust , 2026-2 , A26F , 144A, FRN , 4.762% , ( 30-
day SOFR Average + 1.15% ), 3/25/56 .................. United States 229,293 227,868
b,j
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.484%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 427,000 427,284
2025-3, A, 144A, FRN, 4.484%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 410,000 411,959
2025-7, A, 144A, FRN, 4.484%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 423,000 425,523
j
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.059% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 402,573 369,195
20,337,435
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $20,287,913) ...............
20,337,435

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 1.4%
Financial Services 1.4%
j
FHLMC ,
5387, DF, FRN, 4.812%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 1,365,573 $ 1,382,332
5393, FA, FRN, 4.812%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 1,049,877 1,062,747
5438, FC, FRN, 4.712%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 500,358 504,823
5440, FH, FRN, 4.712%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 1,334,401 1,346,776
5446, DF, FRN, 4.762%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 1,386,045 1,400,798
5466, FG, FRN, 4.562%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 1,606,159 1,614,160
5471, FD, FRN, 4.462%, (30-day SOFR Average + 0.85%),
11/25/54 ........................................ United States 97,601 98,006
5613, CF, FRN, 4.562%, (30-day SOFR Average + 0.95%),
1/25/56 ......................................... United States 1,389,141 1,396,956
5651, KF, FRN, 4.412%, (30-day SOFR Average + 0.8%),
8/25/55 ......................................... United States 1,465,654 1,466,674
j
FNMA ,
2024-77, DF, FRN, 4.812%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 115,688 117,139
2024-82, FE, FRN, 4.562%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 142,158 142,858
2024-93, FD, FRN, 4.662%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 188,212 189,686
2025-25, FB, FRN, 4.562%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 1,829,764 1,839,409
m,n
GNMA , 2020-103 , IO, FRN , 0.854% , 1/16/63 ............... United States 6,313,538 399,971
12,962,335
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,917,688) .......
12,962,335
Municipal Bonds 0.1%
California 0.1%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 130,000 122,071
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 60,000 51,143
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 35,000 29,557
County of Fresno , Revenue , 2004 A , NATL Insured , 4.8%,
8/15/32 ......................................... United States 75,000 56,062
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 180,000 170,303
State of California , GO , 4.35% , 11/01/32 ..................
United States 160,000 159,165
588,301
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 115,000 119,950
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 30,000 29,919
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 110,000 110,457

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 25,000 $ 27,501
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 90,000 87,974
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 70,000 58,467
Pennsylvania 0.0%
†
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 85,000 85,368
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 130,000 127,771
213,139
Total Municipal Bonds (Cost $1,261,191) .....................................
1,235,708
Total Long Term Investments (Cost $747,261,473) .............................
776,045,240
a
Short Term Investments 24.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
e,l
U.S. Treasury Bills, 3.55%, 7/16/26 ...................... United States 4,400,000 4,380,145
Total U.S. Government and Agency Securities (Cost $4,380,312) ................
4,380,145
Shares
Management Investment Companies 5.0%
p,q
Putnam Short Term Investment Fund, Class P, 3.801% ....... United States 44,970,588 44,970,588
Total Management Investment Companies (Cost $44,970,588) ..................
44,970,588
Money Market Funds 19.1%
q,r
JPM USD Treasury CNAV Fund, 3.46% ................... Luxembourg 15,663 15,663
p,q
Putnam Government Money Market Fund, Class G, 3.465% ... United States 169,100,467 169,100,467
p,q,r
Putnam Government Money Market Fund, Class G, 3.465% ... United States 1,113,123 1,113,123
Total Money Market Funds (Cost $170,229,253) ...............................
170,229,253
Total Short Term Investments (Cost $219,580,153 ) .............................
219,579,986
a
Total Investments (Cost $966,841,626) 111.6% ................................
$995,625,226
Other Assets, less Liabilities (11.6)% ........................................
(103,928,147)
Net Assets 100.0% .........................................................
$891,697,079
a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

At May 31, 2026, the Fund had the following futures contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $216,545,752, representing 24.3% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
The rate shown represents the yield at period end.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
Defaulted security or security for which income has been deemed uncollectible.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At May 31, 2026, the aggregate value of these securities pledged amounted to $7,957,582, representing 0.9% of net assets.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Security purchased on a to-be-announced (TBA) basis.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
The security is owned by Franklin Multi-Asset Income Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 28 $ 4,355,820 6/19/26 $ (250,238)
MSCI Emerging Markets Index .................. Long 185 16,173,625 6/19/26 2,305,633
Russell 2000 E-Mini Index ...................... Short 6 877,290 6/18/26 (101,029)
S&P 500 E-Mini Index ......................... Short 24 9,114,900 6/18/26 (215)
TOPIX Index ................................ Long 37 9,204,408 6/11/26 834,973
Interest rate contracts
Canada 10 Year Bonds ........................ Long 104 9,069,684 9/18/26 20,960
Euro-BTP .................................. Long 33 4,580,838 6/08/26 (47,063)
Euro-Bund ................................. Long 123 18,147,166 6/08/26 (187,143)
Euro-OAT .................................. Long 33 4,650,507 6/08/26 (34,821)
Japan 10 Year Bonds ......................... Long 21 16,994,883 6/15/26 (380,032)
Long Gilt ................................... Long 53 6,333,826 9/28/26 32,003
U.S. Treasury 10 Year Notes .................... Short 2,846 312,570,844 9/21/26 (476,842)
U.S. Treasury 10 Year Ultra Notes ................ Short 26 2,914,031 9/21/26 (4,916)
U.S. Treasury 2 Year Notes ..................... Short 1,126 232,589,375 9/30/26 (66,758)
U.S. Treasury 5 Year Notes ..................... Long 4,643 497,780,385 9/30/26 468,042
U.S. Treasury Long Bonds ..................... Long 624 70,024,500 9/21/26 115,744
U.S. Treasury Ultra Bonds ...................... Long 25 2,860,156 9/21/26 6,200
Total Futures Contracts ...................................................................... $2,234,498
*
As of period end.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

At May 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 569,700 757,611 6/17/26 $ — $ (9,582)
British Pound ...... BZWS Buy 103,100 136,477 6/17/26 2,363 —
British Pound ...... CITI Buy 166,100 219,876 6/17/26 3,804 —
British Pound ...... CITI Sell 77,900 103,080 6/17/26 — (1,825)
British Pound ...... GSCO Sell 17,300 22,963 6/17/26 — (334)
British Pound ...... MSCO Sell 59,200 78,913 6/17/26 — (809)
British Pound ...... SSBT Buy 53,100 70,625 6/17/26 883 —
British Pound ...... TDOM Sell 69,500 92,437 6/17/26 — (1,156)
Danish Krone ...... BOFA Buy 164,900 25,391 6/17/26 365 —
Danish Krone ...... BZWS Buy 514,400 79,905 6/17/26 439 —
Danish Krone ...... BZWS Sell 13,000 2,002 6/17/26 — (29)
Danish Krone ...... CITI Sell 99,500 15,322 6/17/26 — (219)
Danish Krone ...... MSCO Sell 273,100 42,298 6/17/26 — (357)
Danish Krone ...... SSBT Sell 178,700 27,606 6/17/26 — (304)
Danish Krone ...... UBSW Sell 259,100 40,039 6/17/26 — (430)
Euro ............. BOFA Buy 4,400 5,101 6/17/26 34 —
Euro ............. BOFA Sell 874,100 1,010,719 6/17/26 — (9,511)
Euro ............. BZWS Sell 406,000 466,681 6/17/26 — (7,193)
Euro ............. CITI Sell 30,200 34,714 6/17/26 — (535)
Euro ............. GSCO Sell 2,421,300 2,796,748 6/17/26 — (29,338)
Euro ............. JPHQ Sell 191,200 221,138 6/17/26 — (2,026)
Euro ............. MSCO Buy 98,800 116,541 6/17/26 — (1,224)
Euro ............. MSCO Sell 479,800 554,171 6/17/26 — (5,841)
Euro ............. SSBT Sell 341,100 393,441 6/17/26 — (4,683)
Euro ............. TDOM Sell 232,100 267,728 6/17/26 — (3,173)
Euro ............. UBSW Sell 124,800 143,947 6/17/26 — (1,716)
Norwegian Krone ... BZWS Sell 72,200 7,467 6/17/26 — (340)
Norwegian Krone ... MSCO Buy 2,350,800 253,022 6/17/26 1,155 —
Norwegian Krone ... MSCO Sell 828,500 85,514 6/17/26 — (4,066)
Norwegian Krone ... SSBT Sell 487,800 50,327 6/17/26 — (2,416)
Norwegian Krone ... TDOM Sell 2,200 227 6/17/26 — (11)
Swedish Krona ..... BOFA Sell 130,000 13,724 6/17/26 — (366)
Swedish Krona ..... BZWS Buy 1,032,700 110,128 6/17/26 1,807 —
Swedish Krona ..... BZWS Sell 61,300 6,605 6/17/26 — (39)
Swedish Krona ..... MSCO Buy 27,000 2,904 6/17/26 23 —
Swedish Krona ..... SSBT Buy 1,897,400 203,776 6/17/26 1,884 —
Swedish Krona ..... TDOM Buy 102,000 10,955 6/17/26 101 —
Swiss Franc ....... BOFA Buy 113,500 144,945 6/17/26 699 —
Swiss Franc ....... BZWS Buy 4,200 5,371 6/17/26 18 —
Swiss Franc ....... CITI Sell 47,100 59,388 6/17/26 — (1,051)
Swiss Franc ....... MSCO Buy 89,800 115,172 6/17/26 61 —
Swiss Franc ....... MSCO Sell 24,800 31,830 6/17/26 6 —
Swiss Franc ....... UBSW Buy 36,300 46,478 6/17/26 102 —
Australian Dollar .... BOFA Buy 82,600 58,230 7/15/26 1,086 —
Australian Dollar .... CITI Buy 39,500 27,848 7/15/26 518 —
Australian Dollar .... MSCO Buy 772,800 549,590 7/15/26 5,373 —
Australian Dollar .... MSCO Sell 697,800 491,846 7/15/26 — (9,258)
Australian Dollar .... TDOM Buy 149,300 105,253 7/15/26 1,962 —
Australian Dollar .... UBSW Sell 32,100 22,628 7/15/26 — (424)
Australian Dollar .... WPAC Sell 3,836,800 2,704,783 7/15/26 — (50,499)
Canadian Dollar .... BOFA Buy 5,191,700 3,771,366 7/15/26 1,644 —
Israeli New Shekel .. UBSW Buy 213,800 69,847 7/15/26 6,002 —
Hong Kong Dollar ... BZWS Buy 3,600 461 8/12/26 — (1)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

At May 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... CITI Buy 456,500 58,467 8/12/26 $ — $ (72)
Hong Kong Dollar ... GSCO Sell 1,477,800 189,296 8/12/26 259 —
Hong Kong Dollar ... MSCO Sell 467,800 59,915 8/12/26 75 —
Hong Kong Dollar ... UBSW Sell 709,600 90,887 8/12/26 116 —
Japanese Yen ...... BZWS Sell 5,612,700 36,103 8/12/26 653 —
Japanese Yen ...... CITI Sell 10,537,300 67,784 8/12/26 1,230 —
Japanese Yen ...... MSCO Buy 66,938,700 430,618 8/12/26 — (7,829)
Japanese Yen ...... SSBT Sell 1,422,900 9,153 8/12/26 166 —
Japanese Yen ...... TDOM Buy 1,852,000 11,913 8/12/26 — (215)
Japanese Yen ...... UBSW Buy 5,460,800 35,126 8/12/26 — (635)
Japanese Yen ...... UBSW Sell 35,935,900 227,439 8/12/26 466 —
Singapore Dollar .... BZWS Buy 130,400 103,533 8/12/26 — (837)
Singapore Dollar .... CITI Sell 31,600 25,090 8/12/26 203 —
Singapore Dollar .... JPHQ Buy 4,800 3,811 8/12/26 — (31)
Singapore Dollar .... MSCO Buy 39,500 31,364 8/12/26 — (256)
Singapore Dollar .... SSBT Buy 12,400 9,845 8/12/26 — (80)
Singapore Dollar .... UBSW Sell 157,600 125,118 8/12/26 1,000 —
Total Forward Exchange Contracts ................................................... $34,497 $(158,711)
Net unrealized appreciation (depreciation) ............................................ $(124,214)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 205,000 $ 2,114 $ 10 $ 2,104
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 7,199,000 (53,020) (58,495) 5,475
Receive Fixed 3.52% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 3,335,000 (23,286) (17,724) (5,562)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 649,000 11,362 (342) 11,704
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 45,627,000 657,565 435,978 221,587
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.57% .... Annual 6/17/31 5,035,000 68,015 51,786 16,229

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

At May 31, 2026, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.77% .... Annual 3/18/36 2,484,000 $ 52,256 $ (34,035) $ 86,291
Receive Fixed 3.8% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/36 9,216,000 (184,407) (79,535) (104,872)
Receive Fixed 3.82% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/36 3,564,000 (65,463) (51,801) (13,662)
Receive Fixed 4.12% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 2,732,000 (60,859) 70,595 (131,454)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.07% .... Annual 6/17/56 541,000 17,071 20,044 (2,973)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 6,587,000 (230,096) (161,655) (68,441)
Total Interest Rate Swap Contracts ................................. $191,252 $ 174,826 $16,426
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 9/30/26 19,418,126 $ 91,359
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 5/28/27 14,609,255 115,758
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 9/30/26 17,570,257 (62,828)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 5/28/27 14,656,528 (185,108)
Total Return Swap Contracts .................................................................... $(40,819)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Klepierre SA Real Estate 3,426 $ 140,004 0.72%
SS&C Technologies Holdings, Inc. Industrials 2,047 138,193 0.71%
Telia Co. AB Communication Services 25,641 137,488 0.71%
Airbnb, Inc. Consumer Discretionary 1,030 137,246 0.71%
PepsiCo, Inc. Consumer Staples 938 135,197 0.69%
VICI Properties, Inc. Real Estate 4,773 134,688 0.69%
Endesa SA Utilities 3,212 134,428 0.69%
E.ON SE Utilities 6,326 134,358 0.69%
Iberdrola SA Utilities 5,901 134,269 0.69%
Chevron Corp. Energy 729 133,005 0.68%
Altria Group, Inc. Consumer Staples 1,887 131,331 0.67%
Veralto Corp. Industrials 1,587 130,533 0.67%
Holcim AG Materials 1,280 126,860 0.65%
Cie Financiere Richemont SA Consumer Discretionary 573 123,950 0.64%
Colgate-Palmolive Co. Consumer Staples 1,368 123,321 0.63%
MSCI, Inc. Financials 189 119,320 0.61%
Danske Bank A/S Financials 2,213 116,562 0.60%
ConocoPhillips Energy 1,021 116,389 0.60%
Deutsche Telekom AG Communication Services 3,409 114,822 0.59%
BP plc Energy 16,181 113,810 0.58%
Travelers Cos., Inc. (The) Financials 378 110,241 0.57%
Tokyo Gas Co. Ltd. Utilities 2,735 109,605 0.56%
Automatic Data Processing, Inc. Industrials 492 109,039 0.56%
Avery Dennison Corp. Materials 684 108,777 0.56%
Secom Co. Ltd. Industrials 2,721 108,521 0.56%
Jack Henry & Associates, Inc. Financials 796 108,449 0.56%
Allegion plc Industrials 815 106,067 0.55%
Simon Property Group, Inc. Real Estate 509 104,338 0.54%
AMETEK, Inc. Industrials 459 103,722 0.53%
Knorr-Bremse AG Industrials 845 102,272 0.53%
TotalEnergies SE Energy 1,159 101,670 0.52%
National Bank of Canada Financials 672 98,262 0.50%
Lockheed Martin Corp. Industrials 183 97,122 0.50%
Telenor ASA Communication Services 5,927 96,981 0.50%
George Weston Ltd. Consumer Staples 1,381 96,821 0.50%
AT&T, Inc. Communication Services 3,900 96,713 0.50%
Kirin Holdings Co. Ltd. Consumer Staples 5,534 94,501 0.49%
Kenvue, Inc. Consumer Staples 5,467 94,471 0.49%
Power Assets Holdings Ltd. Utilities 12,164 93,280 0.48%
Canadian Utilities Ltd. Utilities 2,565 92,355 0.47%
Bristol-Myers Squibb Co. Health Care 1,614 92,295 0.47%
Las Vegas Sands Corp. Consumer Discretionary 1,765 89,259 0.46%
QBE Insurance Group Ltd. Financials 5,438 88,583 0.46%
Fortum OYJ Utilities 3,732 87,324 0.45%
WH Group Ltd. Consumer Staples 75,409 87,076 0.45%
National Grid plc Utilities 5,382 86,724 0.45%
Singapore Exchange Ltd. Financials 5,032 86,335 0.44%
Chubb Ltd. Financials 276 85,979 0.44%
CLP Holdings Ltd. Utilities 8,778 85,684 0.44%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGDL
Common Stocks (continued)
Bouygues SA Industrials 1,443 $ 84,975 0.44%
Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
Freeport-McMoRan, Inc. Materials 2,850 187,271 1.27%
Exelixis, Inc. Health Care 3,670 185,259 1.26%
QUALCOMM, Inc. Information Technology 737 185,052 1.26%
Lam Research Corp. Information Technology 568 180,859 1.23%
Cadence Design Systems, Inc. Information Technology 480 180,145 1.22%
State Street Corp. Financials 1,157 180,091 1.22%
Valero Energy Corp. Energy 735 180,026 1.22%
Arista Networks, Inc. Information Technology 1,124 179,196 1.22%
Citigroup, Inc. Financials 1,423 179,124 1.22%
Toll Brothers, Inc. Consumer Discretionary 1,267 175,493 1.19%
United Airlines Holdings, Inc. Industrials 1,524 174,946 1.19%
Cirrus Logic, Inc. Information Technology 1,029 174,831 1.19%
Curtiss-Wright Corp. Industrials 233 173,906 1.18%
Virtu Financial, Inc. Financials 3,365 168,732 1.15%
General Motors Co. Consumer Discretionary 2,023 168,391 1.14%
GE Vernova, Inc. Industrials 171 165,897 1.13%
Edison International Utilities 2,369 165,669 1.13%
Johnson Controls International plc Industrials 1,214 162,739 1.11%
Unum Group Financials 1,912 159,138 1.08%
Natera, Inc. Health Care 701 156,612 1.06%
Allison Transmission Holdings, Inc. Industrials 1,350 153,317 1.04%
Affiliated Managers Group, Inc. Financials 504 152,616 1.04%
Ciena Corp. Information Technology 258 149,822 1.02%
Cheniere Energy, Inc. Energy 665 149,435 1.02%
Axis Capital Holdings Ltd. Financials 1,542 146,363 0.99%
Astera Labs, Inc. Information Technology 419 143,643 0.98%
Regeneron Pharmaceuticals, Inc. Health Care 234 143,560 0.98%
Spotify Technology SA Communication Services 288 143,373 0.97%
Applied Materials, Inc. Information Technology 313 140,825 0.96%
Everpure, Inc. Information Technology 1,761 139,980 0.95%
Sandisk Corp. Information Technology 81 137,712 0.94%
Rubrik, Inc. Information Technology 1,740 136,815 0.93%
MGIC Investment Corp. Financials 5,414 136,539 0.93%
Synchrony Financial Financials 1,898 135,594 0.92%
eBay, Inc. Consumer Discretionary 1,209 132,101 0.90%
Flex Ltd. Information Technology 850 128,204 0.87%
NRG Energy, Inc. Utilities 951 127,494 0.87%
AutoNation, Inc. Consumer Discretionary 673 126,405 0.86%
Manhattan Associates, Inc. Information Technology 840 126,114 0.86%
Booking Holdings, Inc. Consumer Discretionary 728 121,863 0.83%
Textron, Inc. Industrials 1,314 120,583 0.82%
American International Group, Inc. Financials 1,597 118,533 0.81%
Vornado Realty Trust Real Estate 3,410 115,102 0.78%
Equitable Holdings, Inc. Financials 2,709 112,018 0.76%
Millicom International Cellular SA Communication Services 1,290 110,151 0.75%
Netflix, Inc. Communication Services 1,255 107,970 0.73%
Boyd Gaming Corp. Consumer Discretionary 1,291 106,767 0.73%
Ventas, Inc. Real Estate 1,262 106,537 0.72%
MGM Resorts International Consumer Discretionary 2,328 101,663 0.69%
DocuSign, Inc. Information Technology 1,874 98,444 0.67%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
Straumann Holding AG Health Care 1,035 $ 125,512 0.71%
Orange SA Communication Services 5,980 125,154 0.71%
Dominion Energy, Inc. Utilities 1,860 124,525 0.71%
CenterPoint Energy, Inc. Utilities 2,915 123,205 0.70%
Entergy Corp. Utilities 1,118 121,897 0.69%
Cellnex Telecom SA Communication Services 3,593 120,837 0.69%
Southern Co. (The) Utilities 1,311 120,719 0.69%
Enbridge, Inc. Energy 2,194 120,475 0.68%
Hermes International SCA Consumer Discretionary 64 120,265 0.68%
Walmart, Inc. Consumer Staples 1,011 117,016 0.66%
Diamondback Energy, Inc. Energy 605 115,902 0.66%
ONEOK, Inc. Energy 1,345 112,890 0.64%
Ferrovial NV Industrials 1,640 112,337 0.64%
Visa, Inc. Financials 340 111,013 0.63%
American Water Works Co., Inc. Utilities 882 108,778 0.62%
Aker BP ASA Energy 2,968 106,878 0.61%
Eaton Corp. plc Industrials 262 105,099 0.60%
Realty Income Corp. Real Estate 1,694 103,785 0.59%
Land Securities Group plc Real Estate 12,110 102,679 0.58%
Swiss Life Holding AG Financials 94 102,097 0.58%
International Paper Co. Materials 3,034 101,535 0.58%
Heineken NV Consumer Staples 1,294 101,248 0.58%
Duke Energy Corp. Utilities 818 100,408 0.57%
Ingersoll Rand, Inc. Industrials 1,387 99,383 0.56%
Singapore Telecommunications Ltd. Communication Services 29,160 99,230 0.56%
Hong Kong & China Gas Co. Ltd. Utilities 107,594 98,431 0.56%
EQT AB Financials 2,801 96,920 0.55%
Waste Connections, Inc. Industrials 631 94,014 0.53%
Wilmar International Ltd. Consumer Staples 33,273 93,661 0.53%
TELUS Corp. Communication Services 7,448 93,588 0.53%
Coca-Cola Co. (The) Consumer Staples 1,161 91,743 0.52%
British American Tobacco plc Consumer Staples 1,468 90,862 0.52%
Pernod Ricard SA Consumer Staples 1,205 89,181 0.51%
Equifax, Inc. Industrials 531 87,957 0.50%
WEC Energy Group, Inc. Utilities 780 86,626 0.49%
Fifth Third Bancorp Financials 1,734 86,567 0.49%
Coca-Cola Europacific Partners plc Consumer Staples 944 85,571 0.49%
Xcel Energy, Inc. Utilities 1,069 85,007 0.48%
Beiersdorf AG Consumer Staples 1,035 83,594 0.47%
Emerson Electric Co. Industrials 575 82,732 0.47%
Zurich Insurance Group AG Financials 115 81,626 0.46%
Lennar Corp. Consumer Discretionary 908 81,534 0.46%
Sigma Healthcare Ltd. Health Care 37,970 80,319 0.46%
Union Pacific Corp. Industrials 306 80,265 0.46%
Tourmaline Oil Corp. Energy 1,729 79,115 0.45%
Paychex, Inc. Industrials 800 77,542 0.44%
WP Carey, Inc. Real Estate 1,036 77,086 0.44%
Alliant Energy Corp. Utilities 1,053 75,382 0.43%
Exelon Corp. Utilities 1,647 75,158 0.43%
Linde plc Materials 151 74,954 0.43%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Dell Technologies, Inc. Information Technology 601 $ 253,078 1.71%
Micron Technology, Inc. Information Technology 205 198,821 1.34%
Oracle Corp. Information Technology 874 197,347 1.33%
Bunge Global SA Consumer Staples 1,491 183,792 1.24%
Brown & Brown, Inc. Financials 3,219 181,043 1.22%
Arthur J Gallagher & Co. Financials 899 180,857 1.22%
MKS, Inc. Information Technology 549 178,025 1.20%
Diamondback Energy, Inc. Energy 925 177,109 1.19%
Coherent Corp. Information Technology 481 173,869 1.17%
Monolithic Power Systems, Inc. Information Technology 110 172,772 1.16%
Texas Instruments, Inc. Information Technology 565 172,589 1.16%
Roivant Sciences Ltd. Health Care 5,689 170,600 1.15%
Entegris, Inc. Information Technology 1,208 167,660 1.13%
DT Midstream, Inc. Energy 1,196 167,454 1.13%
LPL Financial Holdings, Inc. Financials 582 159,314 1.07%
Royal Caribbean Cruises Ltd. Consumer Discretionary 548 156,012 1.05%
Lumentum Holdings, Inc. Information Technology 177 151,509 1.02%
Synopsys, Inc. Information Technology 310 147,526 0.99%
Take-Two Interactive Software, Inc. Communication Services 638 143,094 0.96%
Ross Stores, Inc. Consumer Discretionary 594 137,651 0.93%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 7,466 136,921 0.92%
Loar Holdings, Inc. Industrials 2,100 135,425 0.91%
Lithia Motors, Inc. Consumer Discretionary 451 131,194 0.88%
Quanta Services, Inc. Industrials 184 130,869 0.88%
Kinsale Capital Group, Inc. Financials 428 130,428 0.88%
Albemarle Corp. Materials 739 130,407 0.88%
Gen Digital, Inc. Information Technology 4,978 128,389 0.87%
Royal Gold, Inc. Materials 571 128,287 0.86%
BWX Technologies, Inc. Industrials 653 127,979 0.86%
CH Robinson Worldwide, Inc. Industrials 693 123,774 0.83%
Aurora Innovation, Inc. Information Technology 16,770 123,094 0.83%
Blue Owl Capital, Inc. Financials 11,914 122,471 0.83%
SoFi Technologies, Inc. Financials 6,520 118,790 0.80%
Affirm Holdings, Inc. Financials 1,589 117,013 0.79%
GLOBALFOUNDRIES, Inc. Information Technology 1,452 116,094 0.78%
Primo Brands Corp. Consumer Staples 4,591 113,865 0.77%
nVent Electric plc Industrials 676 112,901 0.76%
Ryan Specialty Holdings, Inc. Financials 3,495 111,312 0.75%
RPM International, Inc. Materials 1,027 108,804 0.73%
Strategy, Inc. Information Technology 670 106,554 0.72%
Healthcare Realty Trust, Inc. Real Estate 5,281 105,207 0.71%
Jack Henry & Associates, Inc. Financials 748 101,940 0.69%
Tyler Technologies, Inc. Information Technology 315 98,655 0.67%
Domino's Pizza, Inc. Consumer Discretionary 307 95,430 0.64%
Stanley Black & Decker, Inc. Industrials 1,190 94,496 0.64%
Watsco, Inc. Industrials 257 94,448 0.64%
Somnigroup International, Inc. Consumer Discretionary 1,304 92,308 0.62%
T. Rowe Price Group, Inc. Financials 862 90,123 0.61%
NU Holdings Ltd. Financials 6,783 89,061 0.60%
Motorola Solutions, Inc. Information Technology 218 87,936 0.59%
See Abbreviations on page 70 .

Putnam Asset Allocation Funds

Quarterly Consolidated Schedule of Investments
Notes to Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
On March 26, 2026, the Trust's Board of Trustees approved a proposal to change the name of the Fund to Franklin Multi-Asset
Income Fund, effective July 15, 2026.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Asset Allocation Funds
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At May 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Multi-Asset Income Fund
105 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 514 $ 514
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $514 $514
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund
Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.465% . $— $1,353,638,480 $(1,184,538,013) $— $— $169,100,467 169,100,467 $1,563,370
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
5. Investments in Franklin Multi-Asset Income Ltd. (FT Subsidiary)
The Fund invests in certain financial instruments through its investments in FT Subsidiary. The FT Subsidiary is a Cayman
Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At May 31, 2026, FT Subsidiary’s investments, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments. At
May 31, 2026, the net assets of FT Subsidiary were $1,113,212, representing 0.12% of the Fund's consolidated net assets.
The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund (continued)
Putnam Government Money
Market Fund, Class G, 3.465% . — 1,383,438 (270,315) — — 1,113,123 1,113,123 18,718
Total Controlled Affiliates ... $— $1,355,021,918 $(1,184,808,328) $ — $ — $170,213,590 $ 1,582,088
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... 11,277,701 768,541,707 (734,848,820) — — 44,970,588 44,970,588 661,951
Total Affiliated Securities ... $11,277,701 $2,123,563,625 $(1,919,657,148) $— $— $215,184,178 $2,244,039
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 3,330,302 $ 730,550 $ — $ 4,060,852
Air Freight & Logistics ................... 2,123,379 132,277 — 2,255,656
Automobile Components ................. 165,141 477,142 — 642,283
Automobiles .......................... 7,066,242 1,214,208 — 8,280,450
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Banks ............................... $ 7,957,675 $ 6,616,845 $ — $ 14,574,520
Beverages ........................... 3,161,463 262,035 — 3,423,498
Biotechnology ......................... 1,386,754 — — 1,386,754
Broadline Retail ....................... 5,484,955 257,200 — 5,742,155
Building Products ...................... 298,824 202,719 — 501,543
Capital Markets ........................ 7,889,592 1,037,970 — 8,927,562
Chemicals ........................... 2,795,767 364,607 — 3,160,374
Commercial Services & Supplies ........... 90,680 — — 90,680
Communications Equipment .............. 6,477,481 — — 6,477,481
Construction & Engineering ............... 388,000 517,325 — 905,325
Construction Materials .................. — 258,770 — 258,770
Consumer Finance ..................... 813,894 — — 813,894
Consumer Staples Distribution & Retail ...... 1,081,789 121,459 — 1,203,248
Containers & Packaging ................. 21,329 — — 21,329
Distributors ........................... 23,230 — — 23,230
Diversified Consumer Services ............ 334,754 — — 334,754
Diversified REITs ...................... 65,259 203,411 — 268,670
Diversified Telecommunication Services ..... 4,209,637 548,343 — 4,757,980
Electric Utilities ........................ 3,481,719 984,144 — 4,465,863
Electrical Equipment .................... 4,199,439 1,313,459 — 5,512,898
Electronic Equipment, Instruments &
Components ........................ 687,249 661,339 — 1,348,588
Energy Equipment & Services ............. 891,185 — — 891,185
Entertainment ......................... 242,564 — — 242,564
Financial Services ...................... 2,833,067 505,943 — 3,339,010
Food Products ........................ 2,418,229 809,717 — 3,227,946
Gas Utilities .......................... 74,396 180,656 — 255,052
Ground Transportation .................. 401,719 213,202 — 614,921
Health Care Equipment & Supplies ......... 848,821 321,437 — 1,170,258
Health Care Providers & Services .......... 824,469 — — 824,469
Health Care REITs ..................... 306,878 — — 306,878
Health Care Technology ................. 108,521 — — 108,521
Hotel & Resort REITs ................... 295,880 — — 295,880
Hotels, Restaurants & Leisure ............. 1,986,209 101,141 — 2,087,350
Household Durables .................... 272,142 31,493 — 303,635
Household Products .................... 600,218 180,562 — 780,780
Independent Power and Renewable Electricity
Producers .......................... 2,359,498 — —
b
2,359,498
Industrial Conglomerates ................ 397,006 176,383 — 573,389
Industrial REITs ....................... 200,495 — — 200,495
Insurance ............................ 3,711,651 2,195,297 — 5,906,948
Interactive Media & Services .............. 22,198,772 92,187 — 22,290,959
IT Services ........................... 253,578 123,382 — 376,960
Leisure Products ....................... 1,795,392 — — 1,795,392
Life Sciences Tools & Services ............ 110,394 — — 110,394
Machinery ............................ 4,066,243 1,065,624 — 5,131,867
Marine Transportation ................... 68,531 555,041 — 623,572
Media ............................... 245,572 92,133 — 337,705
Metals & Mining ....................... 3,315,961 1,838,724 — 5,154,685
Mortgage Real Estate Investment Trusts
(REITs) ............................ 2,004,703 — — 2,004,703
Multi-Utilities .......................... 502,404 229,023 — 731,427
Office REITs .......................... 20,872 — — 20,872
Oil, Gas & Consumable Fuels ............. 7,946,233 1,830,718 — 9,776,951
6. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Paper & Forest Products ................. $ 10,878 $ 201,355 $ — $ 212,233
Passenger Airlines ..................... 105,240 148,195 — 253,435
Personal Care Products ................. 190,132 115,875 — 306,007
Pharmaceuticals ....................... 13,364,850 2,876,716 — 16,241,566
Professional Services ................... 3,306,002 62,942 — 3,368,944
Real Estate Management & Development .... 60,038 — — 60,038
Residential REITs ...................... 609,479 — — 609,479
Retail REITs .......................... 469,517 169,078 — 638,595
Semiconductors & Semiconductor Equipment . 32,542,425 2,330,388 — 34,872,813
Software ............................. 9,698,134 309,803 — 10,007,937
Specialized REITs ...................... 4,491,689 — — 4,491,689
Specialty Retail ........................ 3,703,396 306,943 — 4,010,339
Technology Hardware, Storage & Peripherals . 18,806,920 207,437 — 19,014,357
Textiles, Apparel & Luxury Goods .......... 259,906 727,813 — 987,719
Tobacco ............................. 202,036 923,135 — 1,125,171
Trading Companies & Distributors .......... 21,107 1,420,536 — 1,441,643
Transportation Infrastructure .............. — 389,222 — 389,222
Water Utilities ......................... 81,945 — — 81,945
Wireless Telecommunication Services ....... 78,006 308,980 — 386,986
Management Investment Companies ......... 787,541 — — 787,541
Convertible Preferred Stocks ................ 503,725 — — 503,725
Preferred Stocks ......................... — 133,268 — 133,268
Rights ................................. — — 1,046 1,046
Convertible Bonds ....................... — 2,156,240 — 2,156,240
Corporate Bonds ........................ — 244,219,420 — 244,219,420
Senior Floating Rate Interests ............... — 4,155,482 — 4,155,482
Foreign Government and Agency Securities .... — 31,145,741 — 31,145,741
U.S. Government and Agency Securities ....... — 16,737,742 — 16,737,742
Asset-Backed Securities ................... — 38,415,859 — 38,415,859
Commercial Mortgage-Backed Securities ...... — 24,851,797 — 24,851,797
Mortgage-Backed Securities ................ — 128,619,160 — 128,619,160
Residential Mortgage-Backed Securities ....... — 20,337,435 — 20,337,435
Agency Commercial Mortgage-Backed Securities — 12,962,335 — 12,962,335
Municipal Bonds ......................... — 1,235,708 — 1,235,708
Short Term Investments ................... 215,199,841 4,380,145 — 219,579,986
Total Investments in Securities ........... $429,328,964 $566,295,216
c
$1,046 $995,625,226
Other Financial Instruments:
Forward Exchange Contracts ............... $— $34,497 $— $34,497
Futures Contracts ....................... 3,783,555 — — 3,783,555
Swap Contracts ......................... — 550,507 — 550,507
Total Other Financial Instruments ......... $3,783,555 $585,004 $— $4,368,559
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 158,711 $ — $ 158,711
Futures Contracts ........................ 1,549,057 — — 1,549,057
Swap Contracts ......................... — 574,900 — 574,900
Total Other Financial Instruments ......... $1,549,057 $733,611 $— $2,282,668
a
For detailed categories, see the accompanying Consolidated Schedule of Investments.
b
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
c
Includes foreign securities valued at $37,078,152, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.63%
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.